Nuveen Kansas Municipal Bond Fund
Portfolio of Investments August 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.6%
MUNICIPAL BONDS - 95.9%
Consumer Staples - 4.7%
$ 7,080 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 3.000%, 6/01/48
6/30 at 100.00 BBB+ $ 5,251,803
1,535 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Refunding Series 2002, 5.500%, 5/15/39
10/22 at 100.00 Ba1 1,558,977
960 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
9/22 at 100.00 N/R 940,695
620 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series 2016A-1, 5.625%, 6/01/35
No Opt. Call BBB 639,759
625 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-
2A and 2016A-2B, 5.000%, 6/01/51
6/26 at 100.00 N/R 612,856
320 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BB+ 322,515
2,510 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 2,435,528
13,650 Total Consumer Staples 11,762,133
Education and Civic Organizations - 3.4%
Kansas City Kansas Community College, Wyandotte County,
Kansas, Auxiliary Enterprise System Revenue Bonds, Series
2021:
3,000 4.000%, 9/01/47 9/30 at 100.00 A 2,727,150
2,000 4.000%, 9/01/52 9/30 at 100.00 A 1,788,920
250 Kansas Development Finance Authority, Revenue Bonds, Kansas State
University Projects, Refunding Series 2016A, 4.000%, 3/01/27
3/24 at 100.00 Aa3 254,475
1,000 Topeka, Kansas, Economic Development Revenue Bonds, YMCA Project,
Refunding Series 2011A, 6.500%, 9/01/32 (4)
10/22 at 100.00 N/R 300,000
3,135 Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A,
5.000%, 7/01/35
7/25 at 100.00 A1 3,291,154
9,385 Total Education and Civic Organizations 8,361,699
Financials - 0.5%
1,020 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call A2 1,141,196
Health Care - 7.5%
385 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39
8/29 at 100.00 BBB+ 401,755
Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016:
1,075 5.000%, 12/01/36 12/26 at 100.00 Ba1 1,096,812
400 5.000%, 12/01/41 12/26 at 100.00 Ba1 405,088
875 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/36
2/27 at 100.00 AA+ 932,715
2,000 Kansas Development Finance Authority, Health Facilities Revenue Bonds,
Stormont-Vail Health Care Inc., Series 2013J, 5.000%, 11/15/38
11/22 at 100.00 A2 2,010,980
Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B:
325 5.000%, 11/15/54, (Mandatory Put 11/15/28) No Opt. Call AA 364,913
740 5.000%, 11/15/54, (Mandatory Put 11/15/31) No Opt. Call AA 837,710
Lawrence, Kansas, Hospital Revenue Bonds, Lawrence
Memorial Hospital, Series 2018A:
305 5.000%, 7/01/43 7/28 at 100.00 A 314,501
5,000 5.000%, 7/01/48 7/28 at 100.00 A 5,131,050

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 285 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021C, 5.000%,
11/15/52, (Mandatory Put 11/15/26)
No Opt. Call AA $ 311,365
Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority,
Hospital Revenue Bonds, (Hospital Auxilio Mutuo
Obligated Group Project, Refunding Series 2021:
920 5.000%, 7/01/27 No Opt. Call N/R 994,207
295 5.000%, 7/01/29 No Opt. Call N/R 324,205
2,000 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
KU Health System, Refunding & Improvement Series 2015, 5.000%,
9/01/45
9/25 at 100.00 AA- 2,057,740
University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, University of Kansas Health System,
Series 2019B:
2,205 4.000%, 3/01/37 3/30 at 100.00 AA- 2,171,903
1,490 4.000%, 3/01/38 3/30 at 100.00 AA- 1,457,697
18,300 Total Health Care 18,812,641
Housing/Multifamily - 1.1%
3,000 Wichita, Kansas, Multifamily Housing Revenue Bonds, Wichita Senior
Housing, Series 2021-IV, 0.510%, 11/01/25, (Mandatory Put 11/01/24)
No Opt. Call N/R 2,808,150
Industrials - 0.7%
1,415 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
10/22 at 100.00 BBB- 1,375,861
435 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 420,806
1,850 Total Industrials 1,796,667
Long-Term Care - 2.1%
2,500 Kansas Development Finance Authority Revenue Bonds, Village Shalom
Project, Series 2018A, 5.250%, 11/15/53
11/23 at 103.75 N/R 1,929,775
2,715 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2013IV-A, 6.375%, 5/15/43
5/23 at 100.00 N/R 2,738,132
665 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2014IV-A, 5.625%, 5/15/44
5/24 at 100.00 N/R 666,908
5,880 Total Long-Term Care 5,334,815
Tax Obligation/General - 26.9%
Allen County Unified School District 257 Iola, Kansas,
General Obligation Bonds, School Building Series 2019A:
1,120 4.000%, 9/01/33 - BAM Insured 9/28 at 100.00 AA 1,173,301
1,150 4.000%, 9/01/34 - BAM Insured 9/28 at 100.00 AA 1,199,703
1,000 Butler County Unified School District 490, Kansas, General Obligation
Bonds, Refunding Series 2016A, 4.000%, 9/01/35 - BAM Insured
9/26 at 100.00 AA 1,026,420
3,000 Butler County Unified School District 490, Kansas, General Obligation
Bonds, School Building Series 2016B, 4.000%, 9/01/43 - BAM Insured
9/26 at 100.00 N/R 2,949,720
3,000 City of Leawood. Kansas, General Obligation Temporary Notes, Series
2022-1, 3.000%, 9/01/23
No Opt. Call N/R 3,013,200
Johnson County Unified School District 229, Blue Valley,
Kansas, General Obligation Bonds, School Series 2020A:
2,000 3.000%, 10/01/28 No Opt. Call Aaa 2,036,900
2,500 2.500%, 10/01/39 10/30 at 100.00 Aaa 1,952,825
Johnson County Unified School District 229, Blue Valley,
Kansas, General Obligation Bonds, School Series 2022A:
2,070 5.000%, 10/01/28 No Opt. Call N/R 2,355,308
1,610 5.000%, 10/01/31 No Opt. Call N/R 1,897,337
2,250 Johnson County Unified School District 229, Blue Valley, Kansas, General
Obligation Bonds, Series 2012A, 5.000%, 10/01/23 - NPFG Insured
10/22 at 100.00 Aaa 2,254,905

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 2,000 Johnson County Unified School District 231 Gardner Edgerton, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2012A,
5.000%, 10/01/23
10/22 at 100.00 AA- $ 2,004,360
2,200 Johnson County Unified School District 231 Gardner Edgerton, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2013A,
5.000%, 10/01/28
10/23 at 100.00 AA- 2,263,844
1,490 Johnson County Unified School District 231 Gardner Edgerton, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2016A,
5.000%, 10/01/33
10/25 at 100.00 AA- 1,590,709
10,000 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2021A,
3.000%, 10/01/41
10/30 at 100.00 Aaa 8,491,000
500 Johnson County, Kansas, General Obligation Bonds, General
Improvement Series 2016A, 5.000%, 9/01/24
No Opt. Call AAA 525,335
5,000 Johnson County, Kansas, General Obligation Bonds, Internal Improvement
Series 2018A, 4.000%, 9/01/34
9/27 at 100.00 AAA 5,209,400
620 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Refunding Series 2016, 5.000%, 9/01/26
No Opt. Call A1 677,976
1,000 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Series 2018A, 5.000%, 9/01/34
9/27 at 100.00 A1 1,101,980
1,000 Leavenworth County Unified School District 464, Tonganoxie, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2019A,
4.000%, 9/01/45
9/27 at 100.00 A1 970,130
2,575 Lyon County Unified School District 253 Emporia, Kansas, General
Obligation Bonds, Series 2019, 4.000%, 9/01/48
9/27 at 100.00 A1 2,440,353
Reno County, Kansas, General Obligation Bonds, Refunding
& Improvement Series 2021:
205 3.000%, 9/01/31 9/28 at 100.00 Aa3 199,303
200 3.000%, 9/01/34 9/28 at 100.00 Aa3 183,038
1,130 Riley County Unified School District 383, Manhattan-Ogen, Kansas,
General Obligation Bonds, Refunding Series 2016, 4.000%, 9/01/29
9/26 at 100.00 Aa2 1,193,834
Saline County, Kansas, General Obligation Bonds, Sales Tax
Series 2021B:
3,425 3.000%, 9/01/32 9/30 at 100.00 Aa2 3,323,791
2,530 3.000%, 9/01/33 9/30 at 100.00 Aa2 2,404,512
500 Sedgwick County Unified School District 259, Wichita, Kansas, General
Obligation Bonds, Refunding Series 2017A, 3.000%, 10/01/22
No Opt. Call Aa2 500,315
465 Sedgwick County Unified School District 262, Kansas, General Obligation
Bonds, Refunding Series 2017, 4.000%, 9/01/30 - BAM Insured
9/26 at 100.00 AA 491,208
Sedgwick County Unified School District 266 Maize, Harvey
County, Kansas, General Obligation Bonds, Series 2019A:
1,325 4.000%, 9/01/30 9/27 at 100.00 AA 1,410,131
1,650 4.000%, 9/01/31 9/27 at 100.00 AA 1,747,614
500 4.000%, 9/01/32 9/27 at 100.00 AA 528,300
Wichita, Kansas, General Obligation Bonds, Airport Series
2015C:
2,000 5.000%, 12/01/39, (AMT) 12/25 at 100.00 AA+ 2,129,220
500 4.250%, 12/01/44, (AMT) 12/25 at 100.00 AA+ 489,660
Wyandotte County Unified School District 203, Piper,
Kansas, General Obligation Bonds, Improvement Series
2018A:
1,240 5.000%, 9/01/39 9/28 at 100.00 AA- 1,366,195
1,000 5.000%, 9/01/40 9/28 at 100.00 AA- 1,099,750
1,000 4.000%, 9/01/48 9/28 at 100.00 AA- 947,710
200 Wyandotte County/Kansas City Unified Government, Kansas, General
Obligation Bonds, Improvement Series 2015A, 3.000%, 8/01/28
8/24 at 100.00 AA 200,332
Wyandotte County/Kansas City Unified Government, Kansas,
General Obligation Bonds, Improvement Series 2020A:
1,515 3.000%, 8/01/30 - BAM Insured 8/28 at 100.00 AA 1,499,047
2,395 3.000%, 8/01/31 - BAM Insured 8/28 at 100.00 AA 2,322,312
67,865 Total Tax Obligation/General 67,170,978

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 22.0%
Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding
Series 2016:
$ 500 5.000%, 6/01/28 - AGM Insured 6/27 at 100.00 AA $ 553,905
1,380 5.000%, 6/01/29 - AGM Insured 6/27 at 100.00 AA 1,526,321
2,295 5.000%, 6/01/30 - AGM Insured 6/27 at 100.00 AA 2,530,697
1,320 5.000%, 6/01/31 - AGM Insured 6/27 at 100.00 AA 1,450,284
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
1,000 5.000%, 11/15/34 11/25 at 100.00 BB 1,025,880
250 4.000%, 11/15/39 11/25 at 100.00 BB 222,995
2,000 5.000%, 11/15/39 11/25 at 100.00 BB 2,029,620
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,000 5.000%, 12/01/24 No Opt. Call BB 1,031,450
2,000 5.000%, 12/01/25 No Opt. Call BB 2,085,640
1,000 5.000%, 12/01/30 12/26 at 100.00 BB 1,042,550
1,000 5.000%, 12/01/32 12/26 at 100.00 BB 1,034,870
2,275 5.000%, 12/01/33 12/26 at 100.00 BB 2,347,709
4,250 5.000%, 12/01/46 12/26 at 100.00 BB 4,312,815
2,630 Johnson County Community College, Kansas, Certificates of Participation,
Series 2017, 4.000%, 10/01/28
10/26 at 100.00 Aa1 2,782,935
Kansas Department of Transportation, Highway Revenue
Bonds, Series 2015B:
1,000 5.000%, 9/01/29 9/25 at 100.00 AA 1,068,260
1,500 5.000%, 9/01/35 9/25 at 100.00 AA 1,580,655
2,240 Kansas Department of Transportation, Highway Revenue Bonds, Series
2017A, 5.000%, 9/01/33
9/27 at 100.00 AA 2,471,325
Kansas Development Finance Authority, Kansas, Revenue
Bonds, State of Kansas Projects, Series 2021P:
1,630 4.000%, 5/01/31 5/30 at 100.00 Aa3 1,751,924
3,260 3.000%, 5/01/32 5/30 at 100.00 Aa3 3,100,749
Kansas Development Finance Authority, Kansas, Sales Tax
Revenue Bonds, K-State Olathe Innovation Campus Inc.,
Series 2019H-1:
1,170 4.000%, 9/01/30 9/27 at 100.00 Aa2 1,233,379
1,350 3.000%, 9/01/34 9/27 at 100.00 Aa2 1,273,927
7,735 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019,
5.000%, 3/01/44
3/29 at 100.00 BB- 7,263,552
Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series
2012B:
200 0.000%, 12/15/29 (4) 12/22 at 100.00 N/R 105,000
200 0.000%, 12/15/34 (4) 12/22 at 100.00 N/R 105,000
2,775 Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32
12/22 at 100.00 N/R 1,241,868
Puerto Rico Highway and Transportation Authority, Highway
Revenue Bonds, Series 2007N:
410 10.180%, 7/01/27 - AMBAC Insured (12MTA reference rate + 1.120%
spread) (5)
No Opt. Call N/R 394,096
295 5.250%, 7/01/32 - NPFG Insured No Opt. Call Baa2 299,596
430 5.250%, 7/01/33 - NPFG Insured No Opt. Call Baa2 435,766
1,000 5.250%, 7/01/36 - AGC Insured No Opt. Call AA 1,014,980
2,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
10/22 at 100.00 AA 2,009,760
1,625 Wyandotte County/Kansas City Unified Government, Kansas, Community
Improvement District Sales Tax Revenue Bonds, Legends Apartments
Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40
12/26 at 100.00 N/R 1,529,109

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Kansas International
Speedway Corporation Project, Refunding Series 2014:
$ 1,370 5.000%, 12/01/25 12/24 at 100.00 A $ 1,445,281
1,260 5.000%, 12/01/26 12/24 at 100.00 A 1,327,536
1,175 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015, 5.750%, 9/01/32
9/25 at 100.00 N/R 1,080,941
445 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Revenue Bonds, Kansas International Speedway
Corporation, Series 1999, 0.000%, 12/01/27
No Opt. Call N/R 359,876
55,970 Total Tax Obligation/Limited 55,070,251
Transportation - 5.5%
1,120 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51
12/24 at 100.00 BBB 1,133,149
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
1,175 6.250%, 10/01/34, (AMT) 10/23 at 100.00 Baa2 1,207,888
2,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Airport Improvement Projects, Series 2018C, 5.000%,
7/15/28, (AMT)
No Opt. Call B 2,062,420
Kansas State Turnpike Authority, Turnpike Revenue Bonds,
Refunding Series 2019A:
1,065 5.000%, 9/01/31 9/29 at 100.00 N/R 1,218,168
1,100 5.000%, 9/01/38 9/29 at 100.00 Aa2 1,231,175
1,000 Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding
Series 2020A, 3.000%, 9/01/26
No Opt. Call Aa2 1,015,830
1,515 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/46, (AMT)
7/24 at 100.00 BBB 1,550,527
2,155 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/31,
(AMT)
9/22 at 100.00 B 2,166,185
2,000 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT)
6/27 at 100.00 BBB 2,033,260
13,130 Total Transportation 13,618,602
U.S. Guaranteed - 9.0% (6)
2,000 Allen County, Kansas Public Building Commission Revenue Bonds, Allen
County Hospital Project, Series 2012, 5.150%, 12/01/36, (Pre-refunded
12/01/22)
12/22 at 100.00 A 2,014,060
Anderson County, Kansas, General Obligation Bonds,
Refunding and Improvement Series 2013A:
935 5.000%, 8/01/33, (Pre-refunded 8/01/23) - AGM Insured 8/23 at 100.00 AA 957,160
565 5.000%, 8/01/33, (Pre-refunded 8/01/23) - AGM Insured 8/23 at 100.00 AA 578,390
1,500 Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B,
5.000%, 6/01/42, (Pre-refunded 6/01/25), 144A
6/25 at 100.00 Baa2 1,587,645
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
775 6.250%, 10/01/34, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 805,225
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2013:
500 5.250%, 7/01/33, (Pre-refunded 7/01/23) 7/23 at 100.00 A- 511,835
2,000 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 A- 2,051,440
1,250 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2015A,
5.000%, 10/01/34, (Pre-refunded 10/01/25)
10/25 at 100.00 Aaa 1,346,788
1,500 Kansas Municipal Energy Agency, Power Project Revenue Bonds, Jameson
Energy Center Project, Series 2013, 5.750%, 7/01/38, (Pre-refunded
7/01/23)
7/23 at 100.00 A- 1,541,640

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (6) (continued)
Kansas State Power Pool, Electric Utility Revenue Bonds,
Dogwood Energy Facility, Series 2012A:
$ 1,265 5.000%, 12/01/23, (Pre-refunded 12/01/22) 12/22 at 100.00 A3 $ 1,273,589
Leavenworth County Unified School District 453, Kansas,
General Obligation Bonds, Series 2018A:
365 4.000%, 9/01/37, (Pre-refunded 9/01/26) 9/26 at 100.00 Aa3 386,049
2,155 4.000%, 9/01/38, (Pre-refunded 9/01/26) 9/26 at 100.00 Aa3 2,279,279
3,000 Manhattan, Kansas, Hospital Revenue Bonds, Mercy Regional Health
Center, Inc., Refunding Series 2013, 5.000%, 11/15/29, (Pre-refunded
11/15/22)
11/22 at 100.00 N/R 3,016,170
2,000 Sedgwick County Unified School District 260, Kansas, General Obligation
Bonds, Refunding & School Building Series 2018B, 5.000%, 10/01/40,
(Pre-refunded 10/01/26)
10/26 at 100.00 Aa3 2,201,220
1,000 Sedgwick County Unified School District 260, Kansas, General Obligation
Bonds, Refunding & School Improvement Series 2012, 5.000%,
10/01/30, (Pre-refunded 10/01/22)
10/22 at 100.00 AA- 1,002,230
1,000 Wyandotte County Unified School District 500, Kansas, General Obligation
Bonds, Improvement Series 2016A, 4.125%, 9/01/37, (Pre-refunded
9/01/26)
9/26 at 100.00 AA- 1,060,440
21,810 Total U.S. Guaranteed 22,613,160
Utilities - 12.5%
1,255 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (4)
No Opt. Call N/R 1,569
130 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series
2012, 5.000%, 11/21/45, (AMT), 144A
1/23 at 100.00 BBB 130,182
600 Chisholm Creek Utility Authority, Kansas, Water and Wastewater Facilities
Revenue Bonds, Bel Aire & Park Cities, Kansas Project, Refunding Series
2017, 5.000%, 9/01/27 - AGM Insured
No Opt. Call AA 661,860
100 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35
7/24 at 100.00 A- 102,257
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2013:
1,750 5.000%, 7/01/28 7/23 at 100.00 A- 1,775,725
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016:
370 5.000%, 7/01/36 7/26 at 100.00 A- 385,629
2,580 5.000%, 1/01/46 7/26 at 100.00 A- 2,655,774
3,750 Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%,
10/01/40
10/27 at 100.00 BBB 3,901,350
1,375 Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30
- AGM Insured
10/22 at 100.00 AA 1,377,778
Guam Power Authority, Revenue Bonds, Series 2014A:
1,000 5.000%, 10/01/32 10/24 at 100.00 AA 1,041,820
1,000 5.000%, 10/01/33 10/24 at 100.00 AA 1,040,260
Kansas Municipal Energy Agency, Power Project Revenue
Bonds, Dogwood Project, Series 2018A:
1,000 5.000%, 4/01/33 - BAM Insured 4/26 at 100.00 AA 1,077,190
1,000 5.000%, 4/01/34 - BAM Insured 4/26 at 100.00 AA 1,076,480
1,000 5.000%, 4/01/35 - BAM Insured 4/26 at 100.00 AA 1,076,130
Kansas State Power Pool, Electric Utility Revenue Bonds,
Dogwood Energy Facility, Series 2012A:
1,395 5.000%, 12/01/22 No Opt. Call A3 1,403,593
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (4)
No Opt. Call N/R 1,250
515 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (4)
No Opt. Call N/R 644
480 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2005RR, 5.000%, 7/01/28 - AGC Insured
10/22 at 100.00 AA 489,149

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007VV:
$ 2,480 5.250%, 7/01/27 - AGM Insured No Opt. Call AA $ 2,536,395
1,065 5.250%, 7/01/31 - AGM Insured No Opt. Call AA 1,080,752
Salina, Kansas, Water and Sewer System Revenue Bonds,
Refunding Series 2019A:
475 3.000%, 10/01/28 10/26 at 100.00 Aa3 476,558
355 3.000%, 10/01/29 10/26 at 100.00 Aa3 354,219
780 3.000%, 10/01/30 10/26 at 100.00 Aa3 770,944
580 3.000%, 10/01/31 10/26 at 100.00 Aa3 561,318
Topeka, Kansas, Utility Revenue Bonds, Refunding &
Improvement Series 2021A:
1,520 4.000%, 8/01/29 - BAM Insured No Opt. Call AA 1,653,000
785 4.000%, 8/01/30 - BAM Insured 8/29 at 100.00 AA 847,784
740 4.000%, 8/01/31 - BAM Insured 8/29 at 100.00 AA 794,242
1,595 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
10/22 at 100.00 CCC 1,478,134
200 Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2017A,
5.000%, 10/01/22
No Opt. Call AA- 200,450
2,250 Wyandotte County-Kansas City Unified Government, Kansas, Utility System
Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/40
9/25 at 100.00 A 2,334,398
33,125 Total Utilities 31,286,834
$ 244,985 Total Municipal Bonds (cost $254,643,906) 239,777,126
Shares Description (1) Value
COMMON STOCKS - 2.7%
Independent Power and Renewable Electricity Producers - 2.7%
89,726 Energy Harbor Corp (7),(8),(9) $ 6,864,039
Total Common Stocks (cost $2,547,413) 6,864,039
Total Long-Term Investments (cost $257,191,319) 246,641,165
Other Assets Less Liabilities - 1.4% 3,427,395
Net Assets - 100% $ 250,068,560

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 239,777,126 $ – $ 239,777,126
Common Stocks – 6,864,039 – 6,864,039
Total
$ – $ 246,641,165 $ – $ 246,641,165
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) For fair value measurement disclosure purposes, investment classified as Level 2.
(8) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Refunding Bonds, First Energy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Ohio Air
Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergyGeneration Project, Refunding Series 2006A, 3.750%,
12/01/23 and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project,First Energy
Guarantor, Series 2005A, 3.750%, 12/01/40.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
12MTA Federal Reserve U.S. 12-Month Cumulative Treasury Average 1-Year CMT.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Nuveen Kentucky Municipal Bond Fund
Portfolio of Investments August 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 108.1%
MUNICIPAL BONDS - 108.1%
Education and Civic Organizations - 20.8%
$ 155 Campbellsville, Kentucky, Industrial Building Revenue Bonds,
Campbellsville University Project, Series 2017, 5.000%, 3/01/39
3/27 at 100.00 N/R $ 142,716
1,060 Eastern Kentucky University, General Receipts Bonds, Series 2017A,
5.000%, 4/01/26
No Opt. Call A1 1,136,945
Kentucky Bond Development Corporation, Educational
Facilities Revenue Bonds, City of Danville, Centre College
Project, Series 2021:
4,700 4.000%, 6/01/46 6/31 at 100.00 A 4,163,025
4,200 4.000%, 6/01/51 6/31 at 100.00 A 3,651,186
Kentucky Bond Development Corporation, Educational
Facilities Revenue Bonds, City of Stamping Ground,
Transylvania University Project, Refunding Series 2021A:
1,040 4.000%, 3/01/46 3/30 at 100.00 A- 918,736
705 4.000%, 3/01/49 3/30 at 100.00 A- 615,543
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
2,000 5.000%, 7/01/33 7/25 at 100.00 BBB+ 2,065,720
795 5.000%, 7/01/40 7/25 at 100.00 BBB+ 812,498
7,025 5.000%, 1/01/45 7/25 at 100.00 BBB+ 7,149,834
Kentucky Higher Education Student Loan Corporation,
Student Loan Revenue Bonds, Senior Series 2014A:
700 5.000%, 6/01/23, (AMT) No Opt. Call A 712,845
400 5.000%, 6/01/24, (AMT) No Opt. Call A 414,088
Kentucky Higher Education Student Loan Corporation,
Student Loan Revenue Bonds, Senior Series 2021A-1:
500 5.000%, 6/01/31, (AMT) No Opt. Call N/R 545,980
1,450 2.125%, 6/01/32, (AMT) 6/31 at 100.00 N/R 1,229,194
Kentucky Higher Education Student Loan Corporation,
Student Loan Revenue Bonds, Series 2019A:
1,000 5.000%, 6/01/28, (AMT) No Opt. Call A 1,072,470
700 5.000%, 6/01/29, (AMT) No Opt. Call A 756,042
Kentucky State University, Certificates of Participation, Series
2021:
500 4.000%, 11/01/41 - BAM Insured 11/31 at 100.00 AA 489,495
3,025 4.000%, 11/01/51 - BAM Insured 11/31 at 100.00 AA 2,890,690
2,850 4.000%, 11/01/56 - BAM Insured 11/31 at 100.00 AA 2,714,368
Louisville-Jefferson County Metro Government, Kentucky,
Revenue Bonds, Bellarmine University Inc Project,
Refunding & Improvement Series 2015:
1,790 5.000%, 5/01/31 5/25 at 100.00 Baa3 1,812,948
1,210 5.000%, 5/01/40 5/25 at 100.00 Baa3 1,215,554
Murray State University, Kentucky, General Receipts Bonds,
Series 2015A:
1,125 5.000%, 3/01/26 3/25 at 100.00 A1 1,189,260
1,075 5.000%, 3/01/27 3/25 at 100.00 A1 1,134,007
4,000 University of Kentucky, General Receipts Bonds, Refunding Series 2015B,
5.000%, 10/01/27
4/25 at 100.00 AA 4,232,600
4,535 University of Kentucky, General Receipts Bonds, Refunding Series 2018A,
4.000%, 10/01/32
4/26 at 100.00 AA 4,671,821
2,000 University of Kentucky, General Receipts Bonds, Series 2015A, 5.000%,
4/01/29
4/25 at 100.00 AA 2,109,120
250 University of Kentucky, General Receipts Bonds, Series 2016A, 5.000%,
4/01/32
4/25 at 100.00 AA 261,922

Nuveen Kentucky Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
University of Louisville, Kentucky, Revenue Bonds, General
Receipts Series 2016D:
$ 1,155 5.000%, 3/01/31 9/26 at 100.00 A+ $ 1,248,012
3,450 5.000%, 3/01/32 9/26 at 100.00 A+ 3,721,274
University of Louisville, Kentucky, Revenue Bonds, General
Receipts Series 2020A:
1,365 4.000%, 9/01/30 - AGM Insured 9/28 at 100.00 AA 1,418,126
1,420 4.000%, 9/01/31 - AGM Insured 9/28 at 100.00 AA 1,467,002
2,500 University of Louisville, Kentucky, Revenue Bonds, Refunding General
Reciepts Series 2016C, 4.000%, 9/01/28
3/26 at 100.00 A+ 2,588,800
Western Kentucky University, General Receipts Revenue
Bonds, Refunding Series 2016A:
2,690 5.000%, 9/01/25 No Opt. Call A1 2,856,834
2,820 5.000%, 9/01/26 9/25 at 100.00 A1 2,993,345
64,190 Total Education and Civic Organizations 64,402,000
Health Care - 17.5%
7,695 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project, Refunding
Series 2019, 3.000%, 2/01/40 - AGM Insured
2/30 at 100.00 AA 6,206,325
Hazard, Kentucky, Healthcare Revenue Bonds, Appalachian
Regional Healthcare Project, Series 2021:
1,000 4.000%, 7/01/41 7/31 at 100.00 A 940,590
11,190 4.000%, 7/01/51 7/31 at 100.00 A 10,170,255
8,000 Kentucky Bond Development Corporation, Hospital Revenue Bonds, Saint
Elizabeth Medical Center, Inc., Refunding Series 2016, 5.000%, 5/01/39
5/26 at 100.00 AA 8,290,160
3,000 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Baptist Healthcare System Obligated Group, Series 2017B,
5.000%, 8/15/41
8/27 at 100.00 A2 3,092,100
500 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.250%, 6/01/41
6/27 at 100.00 Baa2 512,300
6,385 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/44
8/29 at 100.00 BBB+ 6,604,708
Kentucky Economic Development Finance Authority,
Revenue Bonds, CommonSpirit Health, Series 2019A-2:
100 5.000%, 8/01/37 8/29 at 100.00 BBB+ 104,823
100 5.000%, 8/01/38 8/29 at 100.00 BBB+ 104,560
2,500 5.000%, 8/01/44 8/29 at 100.00 BBB+ 2,586,025
4,500 Louisville and Jefferson County Metropolitan Government, Kentucky,
Hospital Revenue Bonds, UofL Health Project, Series 2022A, 5.000%,
5/15/52
5/32 at 100.00 N/R 4,567,680
2,610 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2020A, 3.000%,
10/01/43
10/29 at 100.00 A+ 1,936,281
2,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway
County Public Hospital Corporation Project, Refunding Series 2016,
5.000%, 8/01/37
8/26 at 100.00 Ba2 2,030,520
Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Refunding Series 2021A:
900 5.000%, 4/01/23 No Opt. Call AA- 912,726
600 5.000%, 4/01/24 No Opt. Call AA- 621,600
600 5.000%, 4/01/25 No Opt. Call AA- 632,736
500 5.000%, 4/01/26 No Opt. Call AA- 536,825
500 5.000%, 4/01/27 No Opt. Call AA- 545,805
Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Series 2012A:
1,980 5.000%, 10/01/33 10/22 at 100.00 A+ 1,982,634
2,000 5.000%, 10/01/37 10/22 at 100.00 A+ 2,002,460
56,660 Total Health Care 54,381,113

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily - 0.3%
$ 955 Kentucky Housing Corporation, Conduit Multifamily Mortgage Revenue
Bonds, Florence Homes III Apartments Project, Series 2005B, 5.000%,
6/01/35, (AMT), (Mandatory Put 6/01/23)
10/22 at 100.00 N/R $ 956,566
Industrials - 0.4%
1,180 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022A, 4.700%, 1/01/52, (AMT)
1/32 at 100.00 N/R 1,170,631
Tax Obligation/General - 0.3%
975 Ashland, Kentucky, General Obligation Bonds, Series 2021A, 5.000%,
1/01/23 - AGM Insured
No Opt. Call N/R 983,658
Tax Obligation/Limited - 30.7%
Barren County School District Finance Corporation,
Kentucky, School Building Revenue Bonds, Series 2015:
1,250 5.000%, 8/01/24 No Opt. Call A1 1,308,187
1,760 5.000%, 8/01/25 2/25 at 100.00 A1 1,858,965
1,500 Glasgow Independent School District Finance Corporation, Kentucky,
School Building Revenue Bonds, Series 2022, 4.000%, 2/01/34
2/32 at 100.00 N/R 1,557,720
3,000 Kentucky Bond Development Corporation, Kentucky, Industrial Building
Revenue Bonds, Kentucky Communications Network Authority, Series
2019, 5.000%, 9/01/49 - BAM Insured
3/30 at 100.00 N/R 3,196,140
750 Kentucky Bond Development Corporation, Tax Increment Revenue Bonds,
Summit Lexington Project, Series 2016A, 4.400%, 10/01/24
No Opt. Call N/R 727,598
Kentucky Bond Development Corporation, Transient Room
Tax Revenue Bonds, Lexington Center Corporation
Project, Series 2018A:
8,500 5.000%, 9/01/43 9/28 at 100.00 A2 9,166,400
10,400 5.000%, 9/01/48 9/28 at 100.00 A2 11,160,032
Kentucky Bond Development Corporation, Transient Room
Tax Revenue Bonds, Lexington Center Corporation
Project, Subordinate Series 2018B:
1,435 5.000%, 9/01/25 No Opt. Call A3 1,519,335
50 5.000%, 9/01/26 No Opt. Call A3 53,847
555 5.000%, 9/01/28 No Opt. Call A3 615,378
Kentucky Economic Development Finance Authority,
Louisville Arena Project Revenue Bonds, Louisville Arena
Authority, Inc., Series 2017A:
1,000 4.000%, 12/01/41 - AGM Insured 12/27 at 100.00 AA 978,390
13,650 4.000%, 12/01/41 - AGM Insured, (UB) (4) 12/27 at 100.00 AA 13,355,024
4,100 5.000%, 12/01/45 - AGM Insured 12/27 at 100.00 AA 4,364,163
4,985 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 112, Refunding Series 2016B, 5.000%, 11/01/24
No Opt. Call A1 5,216,902
Kentucky State Property and Buildings Commission,
Revenue Bonds, Project 115, Series 2017:
7,000 5.000%, 4/01/32, (UB) (4) 4/27 at 100.00 A1 7,558,110
6,000 5.000%, 4/01/38 4/27 at 100.00 A1 6,392,940
2,500 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 119, Series 2018, 5.000%, 5/01/30
5/28 at 100.00 A1 2,751,100
2,445 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 126, Series 2022A, 5.000%, 5/01/42
5/32 at 100.00 N/R 2,692,312
5,000 Kentucky Turnpike Authority, Economic Development Road Revenue
Bonds, Revitalization Project, Refunding Series 2017B, 5.000%, 7/01/28,
(UB) (4)
7/27 at 100.00 Aa3 5,506,400
Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Project, Series 2017A:
1,930 5.000%, 7/01/33, (UB) (4) 7/27 at 100.00 Aa3 2,092,352
550 5.000%, 7/01/36, (UB) (4) 7/27 at 100.00 Aa3 592,608
500 5.000%, 7/01/37, (UB) (4) 7/27 at 100.00 Aa3 537,675
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 N/R 825,830

Nuveen Kentucky Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
$ 6,739 4.500%, 7/01/34 7/25 at 100.00 N/R $ 6,792,036
89 4.550%, 7/01/40 7/28 at 100.00 N/R 88,999
1,370 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 1,369,986
3,000 Union Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022B, 5.500%, 12/01/52, 144A
12/32 at 100.00 N/R 2,960,520
91,058 Total Tax Obligation/Limited 95,238,949
Transportation - 6.3%
Kenton County Airport Board, Kentucky, Airport Revenue
Bonds, Cincinnati/Northern Kentucky International Airport,
Series 2016:
1,635 5.000%, 1/01/25 No Opt. Call A1 1,723,879
1,855 5.000%, 1/01/30 1/26 at 100.00 A1 1,987,521
1,750 5.000%, 1/01/31 1/26 at 100.00 A1 1,870,452
2,730 5.000%, 1/01/33 1/26 at 100.00 A1 2,904,229
4,320 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Series 2019, 5.000%,
1/01/49
1/29 at 100.00 A1 4,548,701
Kentucky Public Transportation Infrastructure Authority,
Toll Revenue Bonds, Downtown Crossing Project, Capital
Appreciation First Tier Series 2013B:
2,000 0.000%, 7/01/23 No Opt. Call Baa2 1,950,180
700 0.000%, 7/01/32 7/28 at 76.98 Baa2 423,339
1,000 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation
First Tier Series 2013C, 0.000%, 7/01/39 (5)
7/31 at 100.00 Baa2 1,103,130
Louisville Regional Airport Authority, Kentucky, Airport
System Revenue Bonds, Refunding Series 2014A:
1,555 5.000%, 7/01/31, (AMT) 7/24 at 100.00 A+ 1,599,737
1,500 5.000%, 7/01/32, (AMT) 7/24 at 100.00 A+ 1,541,235
19,045 Total Transportation 19,652,403
U.S. Guaranteed - 11.3% (6)
Kentucky Economic Development Finance Authority,
Louisville Arena Project Revenue Bonds, Louisville Arena
Authority, Inc., Series 2008-A2:
3,520 0.000%, 12/01/22 - AGC Insured, (ETM) No Opt. Call A3 3,499,302
3,750 0.000%, 12/01/23 - AGC Insured, (ETM) No Opt. Call A3 3,633,675
10,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45, (Pre-refunded
1/01/23)
1/23 at 100.00 BBB+ 10,095,000
Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, First Tier
Series 2013A:
250 5.750%, 7/01/49, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 255,170
10,000 6.000%, 7/01/53, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 10,225,500
4,000 Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series
2013, 5.000%, 11/01/26, (Pre-refunded 11/01/22)
11/22 at 100.00 N/R 4,018,080
3,250 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2013, 5.000%, 4/01/35, (Pre-refunded 4/01/23)
4/23 at 100.00 A+ 3,300,863
34,770 Total U.S. Guaranteed 35,027,590

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 19.5%
$ 5,705 Bowling Green, Kentucky, Water and Sewer Revenue Bonds, Series 2019,
4.000%, 6/01/49 - AGM Insured
6/26 at 100.00 AA $ 5,457,974
6,300 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 A1 5,040,693
3,375 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2018A, 3.375%,
2/01/26, (AMT)
12/23 at 100.00 A1 3,398,828
Kentucky Infrastructure Authority, Wastewater and Drinking
Water Revolving Fund Revenue Bonds, Series 2018A:
4,265 5.000%, 2/01/30, (UB) (4) 2/28 at 100.00 AAA 4,770,488
5,000 5.000%, 2/01/31, (UB) (4) 2/28 at 100.00 AAA 5,571,150
1,500 Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie
State Project, Refunding Series 2019A, 4.000%, 9/01/45
9/28 at 100.00 N/R 1,448,745
3,730 Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Refunding Series 2018A,
4.000%, 5/15/37
5/28 at 100.00 AA 3,800,945
2,205 Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Refunding Series 2020A,
2.375%, 5/15/50
5/28 at 100.00 N/R 1,482,289
1,000 Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Series 2013A, 4.000%,
5/15/36
5/23 at 100.00 AA 1,003,950
Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Series 2014A:
795 5.000%, 5/15/27 11/24 at 100.00 AA 837,850
1,785 4.000%, 5/15/40 11/24 at 100.00 AA 1,775,415
10,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2003A, 2.000%, 10/01/33
4/31 at 100.00 A1 7,991,600
2,000 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Refunding Series
2016A, 5.000%, 10/01/33 - AGM Insured
10/26 at 100.00 AA 2,184,920
5 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A,
5.250%, 10/01/35 - AGC Insured
9/22 at 100.00 AA 5,009
Princeton Electric Plant Board, Kentucky, Revenue Bonds,
Refunding Series 2015:
1,000 5.000%, 11/01/25 - AGM Insured 5/25 at 100.00 AA 1,044,970
1,100 5.000%, 11/01/34 - AGM Insured 5/25 at 100.00 AA 1,163,877
1,635 5.000%, 11/01/37 - AGM Insured 5/25 at 100.00 AA 1,726,069
4,250 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/01/24)
1/24 at 100.37 A2 4,282,767
2,840 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 A2 2,864,878
3,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019A-1, 4.000%, 12/01/49, (Mandatory Put 6/01/25)
3/25 at 100.29 A1 3,026,850
405 Russellville, Kentucky, Electric Plant Board Electric Revenue Bonds,
Refunding Series 2015A, 5.000%, 8/01/24 - BAM Insured
No Opt. Call AA 422,844
1,180 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2016A, 1.300%, 9/01/44, (AMT),
(Mandatory Put 9/01/27)
No Opt. Call A1 989,560
63,075 Total Utilities 60,291,671

Nuveen Kentucky Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Water and Sewer - 1.0%
Kentucky Infrastructure Authority, Wastewater and Drinking
Water Revolving Fund Program Revenue Bonds, Tender
Option Bond Trust 3443. As of 6/4/2015 Converted to
Trust 2015-XF2109:
$ 1,330 12.882%, 2/01/25, 144A, (IF) (4) No Opt. Call AAA $ 1,656,821
1,070 12.902%, 2/01/26, 144A, (IF) (4) 2/25 at 100.00 AAA 1,325,141
2,400 Total Water and Sewer 2,981,962
$ 334,308 Total Long-Term Investments (cost $350,941,305) 335,086,543
Floating Rate Obligations - (9.6)%   (29,845,000)
Other Assets Less Liabilities - 1.5% 4,667,994
Net Assets - 100% $ 309,909,537
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 335,086,543 $ – $ 335,086,543
Total
$ – $ 335,086,543 $ – $ 335,086,543
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Michigan Municipal Bond Fund
Portfolio of Investments August 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 104.2%
MUNICIPAL BONDS - 104.2%
Consumer Staples - 0.7%
$ 1,965 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 BBB $ 2,080,346
Education and Civic Organizations - 15.3%
1,480 Central Michigan University Board of Trustees, General Revenue Bonds,
Refunding Series 2014, 5.000%, 10/01/39
10/24 at 100.00 A+ 1,526,901
Central Michigan University Board of Trustees, General
Revenue Bonds, Series 2019:
1,165 5.000%, 10/01/33 10/29 at 100.00 A+ 1,283,061
2,020 5.000%, 10/01/34 10/29 at 100.00 A+ 2,216,203
500 Detroit Service Learning Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 4.000%, 7/01/41
7/28 at 103.00 BB- 412,180
3,835 Eastern Michigan University, General Revenue Bonds, Series 2018A,
4.000%, 3/01/44 - AGM Insured
3/28 at 100.00 AA 3,591,631
Ferris State University, Michigan, General Revenue Bonds,
Refunding Series 2016:
2,695 5.000%, 10/01/34 10/26 at 100.00 A+ 2,884,809
2,000 5.000%, 10/01/41 10/26 at 100.00 A+ 2,118,040
350 Grand Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2014B, 5.000%, 12/01/28
12/24 at 100.00 A+ 366,957
Grand Valley State University, Michigan, General Revenue
Bonds, Series 2017:
250 5.000%, 12/01/30 12/24 at 100.00 A+ 261,167
250 5.000%, 12/01/32 12/24 at 100.00 A+ 260,170
200 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019,
3.250%, 2/01/24
No Opt. Call BB+ 197,358
4,670 Michigan State University, General Revenue Bonds, Series 2015A, 5.000%,
8/15/40
8/25 at 100.00 AA 4,897,336
1,835 Michigan State University, General Revenue Bonds, Taxable Series 2019A,
5.000%, 2/15/48
2/29 at 100.00 AA 1,972,662
1,800 Michigan Technological University, General Revenue Bonds, Refunding
Series 2015A, 5.000%, 10/01/45
10/25 at 100.00 A1 1,903,626
Northern Michigan University, General Revenue Bonds,
Series 2018A:
500 5.000%, 12/01/32 6/28 at 100.00 A1 551,980
400 5.000%, 12/01/34 6/28 at 100.00 A1 436,444
3,250 Oakland University, Michigan, General Revenue Bonds, Series 2016,
5.000%, 3/01/47
3/26 at 100.00 A1 3,390,497
4,990 Oakland University, Michigan, General Revenue Bonds, Series 2019,
5.000%, 3/01/50
3/29 at 100.00 A1 5,277,873
515 Saginaw Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 A1 555,973
5,000 University of Michigan, General Revenue Bonds, Refunding Series 2017A,
4.000%, 4/01/26
No Opt. Call AAA 5,281,250
University of Michigan, General Revenue Bonds, Series
2015:
2,275 5.000%, 4/01/40, (UB) (4) 4/26 at 100.00 AAA 2,477,384
800 5.000%, 4/01/46, (UB) (4) 4/26 at 100.00 AAA 871,168
University of Michigan, Michigan, General Revenue Bonds,
Series 2017A:
1,000 5.000%, 4/01/34 4/27 at 100.00 AAA 1,089,830
1,190 5.000%, 4/01/35 4/27 at 100.00 AAA 1,294,256
650 Western Michigan University, General Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45
5/25 at 100.00 Aa3 672,289
43,620 Total Education and Civic Organizations 45,791,045

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 7.3%
$ 5,255 Kent Hospital Finance Authority, Michigan, Revenue Bonds, Mary Free Bed
Rehabilitation Hospital, Series 2021A, 4.000%, 4/01/41
4/31 at 100.00 N/R $ 4,960,037
2,335 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Refunding Series 2016, 5.000%, 11/15/41
11/26 at 100.00 A 2,421,208
3,085 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 4.000%, 11/15/50
11/29 at 100.00 A 2,838,200
1,250 Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated
Group, Refunding Series 2015, 5.000%, 11/15/45
5/25 at 100.00 A 1,287,500
2,955 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45
6/26 at 100.00 AA- 3,091,373
8,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI-2, 4.000%, 3/01/51
3/32 at 100.00 N/R 7,369,680
22,880 Total Health Care 21,967,998
Housing/Multifamily - 0.6%
Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A:
320 1.050%, 10/01/27 No Opt. Call AA 285,734
500 1.150%, 4/01/28 No Opt. Call AA 443,625
720 1.375%, 4/01/29 No Opt. Call AA 633,118
625 1.600%, 4/01/30 No Opt. Call AA 546,206
2,165 Total Housing/Multifamily 1,908,683
Long-Term Care - 0.2%
750 Kentwood Economic Development Corporation, Michigan, Limited
Obligation Revenue Bonds, Holland Home Obligated Group, Refunding
Series 2021, 4.000%, 11/15/45
11/28 at 103.00 BBB- 615,420
Tax Obligation/General - 34.6%
1,350 Ann Arbor Public School District, Washtenaw County, Michigan, General
Obligation Bonds, School Building & Site Series 2015, 5.000%, 5/01/25
No Opt. Call Aa3 1,438,438
1,020 Barry County, Michigan, General Obligation Bonds, Thornapple Manor
Medical Care Facility, Capital Improvement & Refunding Series 2021,
4.000%, 4/01/32
4/31 at 100.00 AA 1,082,873
Battle Creek School District, Calhoun County, Michigan,
General Obligation Bonds, Refunding & Site Series 2022:
2,000 4.000%, 5/01/45 5/32 at 100.00 N/R 1,976,740
3,000 4.000%, 5/01/47 5/32 at 100.00 N/R 2,952,360
3,440 Bloomfield Hills Schools, Oakland County, Michigan, General Obligation
Bonds, School Building & Site Series 2020, 4.000%, 5/01/50
5/30 at 100.00 Aa1 3,375,741
2,590 Byron Center Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2017I, 5.000%, 5/01/47
5/27 at 100.00 AA 2,761,147
1,000 Cadillac Area Public Schools, Counties of Wexford, Osceola and Lake,
State of Michigan  School Building and Site General Obligation Bonds,
Refunding 2018, 5.000%, 5/01/36
5/28 at 100.00 Aa1 1,103,550
Cadillac Area Public Schools, Wexford, Osceola and Lake
Counties, Michigan, General Obligation Bonds, Refunding
& School Building & Site Series 2019:
875 5.000%, 5/01/41 5/29 at 100.00 Aa1 964,696
1,310 5.000%, 5/01/43 5/29 at 100.00 Aa1 1,435,000
1,515 Caledonia Community Schools, Kent, Allegan and Barry Counties,
Michigan, General Obligation Bonds, School Building & Site Series
2014, 5.000%, 5/01/39
5/24 at 100.00 AA 1,566,722
Cedar Springs Public School District, Kent and Newaygo
Counties, Michigan, General Obligation Bonds, School
Building & Site Series 2021-I:
380 5.000%, 11/01/27 No Opt. Call AA 422,739
245 5.000%, 11/01/28 No Opt. Call AA 276,730
320 5.000%, 11/01/29 No Opt. Call AA 366,128
300 5.000%, 11/01/30 No Opt. Call AA 346,812
850 Chelsea School District, Washtenaw and Jackson, Michigan, General
Obligation Bonds, School Building & Site Series 2020-I, 5.000%, 5/01/39
5/30 at 100.00 AA 937,669

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,000 Davison Community Schools, Genesee and Lapeer Counties, Michigan,
General Obligation Bonds, School Building and Site Series 2022-II,
5.000%, 5/01/38
5/32 at 100.00 N/R $ 1,117,550
155 Detroit City School District, Wayne County, Michigan, Unlimited Tax
School Building and Site Improvement Bonds, Series 1998C, 5.250%,
5/01/25
No Opt. Call AA+ 161,904
1,575 East Lansing School District, Ingham and Clinton Counties, Michigan,
General Obligation Bonds, Building & Site Series 2020II, 5.000%,
5/01/44
5/30 at 100.00 AA 1,741,871
2,000 East Lansing School District, Ingham County, Michigan, General
Obligation Bonds, School Building & Site Series 2017, 5.000%, 5/01/39
5/27 at 100.00 AA 2,167,740
2,075 Elk Rapids Schools, Antrim, Grand Traverse and Kalkaska, Michigan,
General Obligation Bonds, School Building & Site Series 2021-I, 4.000%,
5/01/50
5/31 at 100.00 N/R 1,938,942
500 Forest Hills Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2021-II, 4.000%, 5/01/30
No Opt. Call Aa2 538,065
1,200 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/41, (AMT)
1/32 at 100.00 N/R 1,302,888
Grand Ledge Public Schools, Eaton, Clinton and Ionia
Counties, Michigan, General Obligation Bonds, School
Building & Site Series 2021-II:
1,615 5.000%, 5/01/39 5/31 at 100.00 AA 1,824,788
870 5.000%, 5/01/40 5/31 at 100.00 AA 980,560
Grand Rapids Public Schools, Kent County, Michigan,
General Obligation Bonds, Refunding School Building &
Site Series 2016:
4,325 5.000%, 5/01/29 - AGM Insured 5/26 at 100.00 AA 4,661,355
2,055 5.000%, 5/01/38 - AGM Insured 5/26 at 100.00 AA 2,191,165
Grand Rapids Public Schools, Kent County, Michigan,
General Obligation Bonds, School Building & Site Series
2019:
1,000 5.000%, 11/01/36 - AGM Insured 5/29 at 100.00 AA 1,108,160
1,750 5.000%, 11/01/37 - AGM Insured 5/29 at 100.00 AA 1,933,348
2,600 5.000%, 11/01/41 - AGM Insured 5/29 at 100.00 AA 2,837,224
3,000 Jackson Public Schools, Jackson County, Michigan, General Obligation
Bonds, School Building & Site Series 2018, 5.000%, 5/01/42
5/28 at 100.00 Aa1 3,227,280
1,700 Jenison Public Schools, Ottawa County, Michigan, General Obligation
Bonds, School Building & Site Series 2020, 5.000%, 5/01/45
5/30 at 100.00 Aa1 1,876,188
Kalamazoo County, Michigan, General Obligation Bonds,
Juvenile Home Facilities Series 2017:
500 5.000%, 4/01/26 No Opt. Call AA+ 544,120
500 5.000%, 4/01/31 4/27 at 100.00 AA+ 547,845
1,075 Kent County, Michigan, General Obligation Bonds, Limited Tax Series
2015, 5.000%, 1/01/35
1/25 at 100.00 AAA 1,121,730
Kent County, Michigan, General Obligation Bonds,
Refunding Limited Tax Series 2015:
1,500 5.000%, 1/01/31 1/25 at 100.00 AAA 1,575,660
2,000 5.000%, 1/01/37 1/25 at 100.00 AAA 2,082,480
1,750 Lakeview School District, Calhoun County, Michigan, General Obligation
Bonds, School Building & Site Series 2016, 5.000%, 5/01/42
5/26 at 100.00 AA 1,868,458
185 Lansing Community College, Michigan, General Obligation Bonds,
College Building & Site, Series 2017, 5.000%, 5/01/31
11/27 at 100.00 AA 205,764
Marquette, Michigan, General Obligation Bonds, Refunding
& Limited Obligation Series 2017:
230 4.000%, 5/01/25 No Opt. Call AA 238,597
375 4.000%, 5/01/28 5/27 at 100.00 AA 398,014
550 4.000%, 5/01/29 5/27 at 100.00 AA 581,889
265 4.000%, 5/01/31 5/27 at 100.00 AA 278,168
215 4.000%, 5/01/32 5/27 at 100.00 AA 225,008
1,000 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 Aa3 1,090,140

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding
Series 2020:
$ 2,500 4.000%, 11/01/50 11/30 at 100.00 AA $ 2,255,275
6,000 4.000%, 11/01/55 11/30 at 100.00 AA 5,508,960
1,000 Michigan State, General Obligation Bonds, Environmental Program,
Refunding Series 2011A, 5.000%, 12/01/22
10/22 at 100.00 Aa1 1,002,350
Michigan State, General Obligation Bonds, Environmental
Program, Series 2020A:
1,700 5.000%, 5/15/33 5/30 at 100.00 Aa1 1,956,139
1,275 4.000%, 5/15/38 5/30 at 100.00 Aa1 1,280,686
Monroe Public Schools, Monroe County, Michigan, General
Obligation Bonds, School Building & Site Series 2020I:
1,495 5.000%, 5/01/41, (UB) (4) 5/30 at 100.00 AA 1,658,897
2,465 5.000%, 5/01/45, (UB) (4) 5/30 at 100.00 AA 2,722,223
Muskegon County, Michigan, General Obligation Water
Supply System Bonds, Refunding Series 2015:
550 5.000%, 11/01/33 11/25 at 100.00 AA 589,154
1,290 5.000%, 11/01/36 11/25 at 100.00 AA 1,377,385
1,175 Novi Community School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2020-I, 5.000%, 5/01/44
5/30 at 100.00 Aa2 1,275,557
3,120 Rockford Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2019I, 5.000%, 5/01/46
5/29 at 100.00 AA 3,405,386
1,095 Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable
Limited Tax Series 2018, 5.000%, 4/01/43
4/28 at 100.00 AA+ 1,192,192
1,915 South Haven Public Schools, Van Buren County, Michigan, General
Obligation Bonds, School Building & Site, Series 2014A, 5.000%,
5/01/41 - BAM Insured
5/24 at 100.00 AA 1,982,906
South Haven Public Schools, Van Buren County, Michigan,
General Obligation Bonds, School Building & Site, Series
2021I:
465 5.000%, 5/01/32 5/31 at 100.00 AA 540,344
475 5.000%, 5/01/33 5/31 at 100.00 AA 548,663
485 5.000%, 5/01/34 5/31 at 100.00 AA 557,828
470 5.000%, 5/01/35 5/31 at 100.00 AA 538,371
380 5.000%, 5/01/36 5/31 at 100.00 AA 434,545
540 5.000%, 5/01/37 5/31 at 100.00 AA 615,265
920 5.000%, 5/01/41 5/31 at 100.00 AA 1,021,991
3,115 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2019, 5.000%,
5/01/44
5/29 at 100.00 Aa1 3,402,764
4,000 West Ottawa Public School District, Ottawa County, Michigan, General
Obligation Bonds, School Building & Site Series 2019, 5.000%, 5/01/44
5/29 at 100.00 Aa2 4,369,520
West Ottawa Public School District, Ottawa County,
Michigan, General Obligation Bonds, School Building &
Site Series 2021:
395 4.000%, 11/01/31 - AGM Insured 5/31 at 100.00 N/R 419,103
1,730 4.000%, 11/01/46 - AGM Insured 5/31 at 100.00 N/R 1,661,077
1,575 Williamston Community School District, Michigan, Unlimited Tax General
Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 - NPFG Insured
No Opt. Call Aa2 1,651,120
97,890 Total Tax Obligation/General 103,341,947
Tax Obligation/Limited - 18.8%
2,935 Detroit Downtown Development Authority, Michigan, Tax Increment
Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%,
7/01/48 - AGM Insured
7/24 at 100.00 AA 3,033,939
1,000 Lansing Township Downtown Development Authority, Ingham County,
Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42
2/24 at 103.00 N/R 999,910
4,070 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Regional Convention Facility Authority Local Project,
Series 2014H-1, 5.000%, 10/01/39
10/24 at 100.00 AA- 4,190,716
2,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I, 5.000%, 4/15/38
10/25 at 100.00 Aa2 2,108,320

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2016-I:
$ 1,540 5.000%, 4/15/36 10/26 at 100.00 Aa2 $ 1,651,280
3,450 5.000%, 4/15/41 10/26 at 100.00 Aa2 3,658,415
1,000 5.000%, 10/15/46 10/26 at 100.00 Aa2 1,056,220
Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2019-I:
520 5.000%, 4/15/36 10/29 at 100.00 Aa2 575,791
1,000 4.000%, 10/15/49 10/29 at 100.00 Aa2 946,590
1,000 4.000%, 4/15/54 10/29 at 100.00 Aa2 908,930
2,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2020-I, 4.000%, 10/15/38
10/31 at 100.00 Aa2 1,976,460
Michigan State Building Authority, Revenue Bonds, Facilities
Program, Series 2021I:
2,000 4.000%, 10/15/41 10/31 at 100.00 N/R 1,938,060
4,200 4.000%, 10/15/46 10/31 at 100.00 Aa2 3,966,606
1,500 Michigan State, Comprehensive Transportation Revenue Bonds,
Refunding Series 2015, 5.000%, 11/15/29
11/24 at 100.00 AA+ 1,581,510
3,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program
Series 2020B, 4.000%, 11/15/45
11/30 at 100.00 AA+ 2,793,660
9,170 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program
Series 2020B, 4.000%, 11/15/45, (UB) (4)
11/30 at 100.00 AA+ 8,539,287
Michigan State, Trunk Line Fund Bonds, Rebuilding
Michigan Program, Series 2021A:
1,950 5.000%, 11/15/31 No Opt. Call AA+ 2,298,894
2,000 5.000%, 11/15/34 11/31 at 100.00 N/R 2,285,460
3,000 5.000%, 11/15/35 11/31 at 100.00 AA+ 3,411,180
685 Michigan State, Trunk Line Fund Bonds, Refunding Series 2015, 5.000%,
11/15/22
No Opt. Call AA+ 688,822
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
5,290 4.500%, 7/01/34 7/25 at 100.00 N/R 5,331,633
1,676 4.550%, 7/01/40 7/28 at 100.00 N/R 1,675,983
750 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 749,993
55,736 Total Tax Obligation/Limited 56,367,659
Transportation - 4.5%
1,250 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Senior Series 2017A, 5.000%,
12/01/42
12/27 at 100.00 A1 1,321,750
Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2012A:
2,000 5.000%, 12/01/37 12/22 at 100.00 A1 2,010,620
1,000 5.000%, 12/01/42 - AGM Insured 12/22 at 100.00 AA 1,004,880
1,700 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2014C, 5.000%, 12/01/44,
(AMT)
12/24 at 100.00 A1 1,738,046
2,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2018A, 5.000%, 12/01/36
12/28 at 100.00 A1 2,158,960
Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2021A:
3,330 5.000%, 12/01/40 12/31 at 100.00 N/R 3,635,960
1,340 5.000%, 12/01/41 12/31 at 100.00 A1 1,459,461
12,620 Total Transportation 13,329,677
U.S. Guaranteed - 6.3% (5)
Grand Rapids, Michigan, Sanitary Sewer System Revenue
Bonds, Improvement & Refunding Series 2014:
1,500 5.000%, 1/01/35, (Pre-refunded 1/01/24) 1/24 at 100.00 AA 1,552,005
800 5.000%, 1/01/39, (Pre-refunded 1/01/24) 1/24 at 100.00 AA 827,736
350 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds,
Improvement Series 2012, 5.000%, 1/01/32, (Pre-refunded 1/01/23)
1/23 at 100.00 AA 353,153

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
$ 720 Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health
Credit Group, Refunding Series 2015A, 5.000%, 8/01/32, (Pre-refunded
8/01/24)
8/24 at 100.00 A+ $ 754,618
1,875 Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health
Credit Group, Refunding Series 2014, 5.000%, 6/01/39, (Pre-refunded
6/01/24)
6/24 at 100.00 A+ 1,956,038
Michigan Finance Authority, Revenue Bonds, Oakwood
Obligated Group, Refunding Series 2012:
1,670 5.000%, 11/01/25, (Pre-refunded 11/01/22) 11/22 at 100.00 A+ 1,677,265
1,250 5.000%, 11/01/42, (Pre-refunded 11/01/22) 11/22 at 100.00 A+ 1,255,437
365 Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean
Water Series 2012, 5.000%, 10/01/32, (Pre-refunded 10/01/22)
10/22 at 100.00 AAA 365,814
4,000 Michigan House of Representatives, Certificates of Participation, Series
1998, 0.000%, 8/15/23 - AMBAC Insured, (ETM)
No Opt. Call N/R 3,905,680
3,000 University of Michigan, General Revenue Bonds, Series 2014A, 5.000%,
4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 AAA 3,122,700
University of Michigan, Michigan, General Revenue Bonds,
Series 2017A:
2,800 5.000%, 4/01/47, (Pre-refunded 4/01/27), (UB) (4) 4/27 at 100.00 AAA 3,113,712
18,330 Total U.S. Guaranteed 18,884,158
Utilities - 15.9%
850 Downriver Utility Wastewater Authority, Michigan, Sewer System Revenue
Bonds, Series 2018, 5.000%, 4/01/43 - AGM Insured
4/28 at 100.00 AA 921,834
2,500 Grand Rapids, Kent County, Michigan, Sanitary Sewer System Revenue
Bonds,  Improvement & Refunding Series 2020, 4.000%, 1/01/50
1/30 at 100.00 AA 2,407,700
1,655 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series
2018, 5.000%, 1/01/48
1/28 at 100.00 AA 1,765,322
1,250 Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding
& Improvement Series 2016, 5.000%, 1/01/41
1/26 at 100.00 AA 1,326,588
1,500 Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding
& Improvement Series 2018, 5.000%, 1/01/43
1/28 at 100.00 AA 1,609,410
Grand Rapids, Michigan, Water Supply System Revenue
Bonds, Refunding Series 2015:
1,000 5.000%, 1/01/33 1/25 at 100.00 AA 1,050,880
1,000 5.000%, 1/01/35 1/25 at 100.00 AA 1,049,950
Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Refunding Series 2017A:
1,250 5.000%, 7/01/31 7/27 at 100.00 AA- 1,377,350
1,000 5.000%, 7/01/32 7/27 at 100.00 AA- 1,098,480
7,400 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Series 2019A, 5.000%, 7/01/48
7/29 at 100.00 AA- 7,827,720
9,835 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Series 2021A, 5.000%, 7/01/51
7/31 at 100.00 AA- 10,474,963
Marquette, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A:
1,000 5.000%, 7/01/29 7/26 at 100.00 AA- 1,087,530
1,230 5.000%, 7/01/32 7/26 at 100.00 AA- 1,332,988
1,000 5.000%, 7/01/33 7/26 at 100.00 AA- 1,083,730
1,800 Michigan Finance Authority, Clean Water Revolving Fund Revenue Bonds,
Refunding Series 2018B, 5.000%, 10/01/39
10/28 at 100.00 AAA 1,984,392
885 Michigan Finance Authority, Clean Water Revolving Fund Revenue Bonds,
Series 2020B, 5.000%, 10/01/31
10/30 at 100.00 Aaa 1,035,804
750 Michigan Finance Authority, Drinking Water Revolving Fund Revenue
Bonds, Series 2021B, 5.000%, 10/01/35
10/31 at 100.00 N/R 859,507
Michigan Finance Authority, Local Government Loan
Program Revenue Bonds, Detroit Water & Sewerage
Department Water Supply System Local Project, Refunding
Senior Loan Series 2014D-1:
1,500 5.000%, 7/01/35 - AGM Insured 7/24 at 100.00 AA 1,554,090
1,220 5.000%, 7/01/37 - AGM Insured 7/24 at 100.00 AA 1,262,236

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 3,000 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Series 2014D-2, 5.000%, 7/01/27 - AGM Insured
7/24 at 100.00 AA $ 3,136,080
1,150 Michigan Municipal Bond Authority, Drinking Water Revolving Fund
Revenue Bonds, Series 2020B, 5.000%, 10/01/32
10/30 at 100.00 Aaa 1,339,693
1,000 Monroe County Economic Development Corporation, Michigan,
Collateralized Limited Obligation Revenue Refunding Bonds, Detroit
Edison Company, Series 1992AA, 6.950%, 9/01/22 - FGIC Insured
No Opt. Call Aa3 1,000,000
820 Saginaw, Michigan, Water Supply System Revenue Bonds, Refunding
Series 2021, 4.000%, 7/01/38 - AGM Insured
7/31 at 100.00 AA 829,036
44,595 Total Utilities 47,415,283
$ 300,551 Total Long-Term Investments (cost $327,988,971) 311,702,216
Floating Rate Obligations - (5.1)%   (15,200,000)
Other Assets Less Liabilities - 0.9% 2,610,367
Net Assets - 100% $ 299,112,583
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 311,702,216 $ – $ 311,702,216
Total
$ – $ 311,702,216 $ – $ 311,702,216
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Missouri Municipal Bond Fund
Portfolio of Investments August 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.4%
X 613,259,778 MUNICIPAL BONDS - 98.4%
X 613,259,778
Consumer Staples - 2.1%
$ 3,000 Cape Girardeau County Industrial Development Authority, Missouri, Solid
Waste Disposal Revenue Bonds, Procter & Gamble Products Company
Project, Series 1998, 5.300%, 5/15/28, (AMT)
10/22 at 100.00 AA- $ 3,109,650
8,840 Missouri Development Finance Board, Solid Waste Disposal Revenue
Bonds, Procter and Gamble Inc, Series 1999, 5.200%, 3/15/29, (AMT)
No Opt. Call AA- 9,965,774
11,840 Total Consumer Staples 13,075,424
Education and Civic Organizations - 9.3%
Curators of the University of Missouri, System Facilities
Revenue Bonds, Series 2014A:
1,200 4.000%, 11/01/33 11/24 at 100.00 AA+ 1,223,556
2,350 4.000%, 11/01/34 11/24 at 100.00 AA+ 2,390,631
1,000 Health and Educational Facilities Authority of the State of Missouri,
Educational Facilities Revenue Bonds, University of Central Missouri,
Series 2018 A, 4.000%, 10/01/38
10/28 at 100.00 A+ 1,014,520
1,055 Lincoln University, Missouri, Auxiliary System Revenue Bonds, Refunding
Series 2019, 5.000%, 6/01/31 - AGM Insured
6/27 at 100.00 AA 1,151,765
1,025 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2013A, 5.000%, 6/01/33
6/23 at 100.00 A1 1,044,731
2,000 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2017A, 5.000%, 6/01/47
6/27 at 100.00 A1 2,142,460
3,000 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%,
5/01/43
5/23 at 100.00 BBB 3,060,210
Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Southeast Missouri
State University, Refunding Series 2019:
2,295 4.000%, 10/01/34 10/29 at 100.00 A 2,281,437
2,225 4.000%, 10/01/35 10/29 at 100.00 N/R 2,202,750
Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Southwest Baptist
University Project, Series 2012:
575 3.500%, 10/01/22 No Opt. Call BBB- 575,230
3,470 5.000%, 10/01/33 10/22 at 100.00 BBB- 3,403,862
2,255 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%,
10/01/34
10/23 at 100.00 A+ 2,292,794
1,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Maryville University of St Louis Project, Series 2015, 5.000%, 6/15/44
6/25 at 100.00 BBB+ 1,016,910
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Saint Louis University, Series 2015A:
3,700 5.000%, 10/01/38 10/25 at 100.00 AA- 3,936,541
7,920 4.000%, 10/01/42 10/25 at 100.00 AA- 7,671,550
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Saint Louis University, Series 2017A:
600 4.000%, 10/01/36 4/27 at 100.00 AA- 604,512
5,690 5.000%, 10/01/42 4/27 at 100.00 AA- 6,027,815
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Saint Louis University, Series 2019A:
3,390 5.000%, 10/01/46 4/29 at 100.00 AA- 3,636,826
6,665 4.000%, 10/01/48 4/29 at 100.00 AA- 6,286,961
1,150 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Webster University, Refunding Series 2017, 4.000%, 4/01/34
4/27 at 100.00 Baa2 1,110,451

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Missouri State University, Auxiliary Enterprise System
Revenue Bonds, Series 2019A:
$ 260 4.000%, 10/01/31 10/27 at 100.00 A+ $ 271,284
285 4.000%, 10/01/32 10/27 at 100.00 A+ 296,423
500 4.000%, 10/01/33 10/27 at 100.00 A+ 517,110
400 4.000%, 10/01/34 10/27 at 100.00 A+ 411,036
1,625 Saint Louis Community College District, Saint Louis County, Missouri,
Certificates of Participation, Series 2017, 4.000%, 4/01/36
4/27 at 100.00 AA 1,659,677
1,100 Saline County Industrial Development Authority, Missouri, First Mortgage
Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40
10/23 at 100.00 N/R 987,745
860 Truman State University, Missouri, Housing System Revenue Bonds,
Refunding Series 2015, 3.750%, 6/01/33
6/23 at 100.00 A2 849,878
57,595 Total Education and Civic Organizations 58,068,665
Health Care - 22.2%
675 Barton County, Missouri, Hospital Revenue Bonds, Cox Barton County
Hospital Project, Series 2017B, 3.650%, 7/01/27
7/23 at 100.00 N/R 677,700
Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016:
1,455 5.000%, 8/01/29 8/26 at 100.00 BBB- 1,516,284
1,000 5.000%, 8/01/30 8/26 at 100.00 BBB- 1,039,420
2,000 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Saint Francis Medical Center, Series
2016, 5.000%, 6/01/39
6/26 at 100.00 AA 2,064,200
1,245 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
3/23 at 103.00 BBB- 1,298,722
Cape Girardeau County Industrial Development
Authority, Missouri, Health Facilities Revenue Bonds,
Southeasthealth, Series 2017A:
1,325 5.000%, 3/01/31 3/27 at 100.00 BBB- 1,391,065
1,210 5.000%, 3/01/32 3/27 at 100.00 BBB- 1,262,780
1,645 5.000%, 3/01/36 3/27 at 100.00 BBB- 1,700,979
2,680 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2021, 4.000%,
3/01/46
3/31 at 100.00 BBB- 2,273,551
Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare
System, Series 2017:
1,170 4.000%, 10/01/31 10/27 at 100.00 A- 1,169,626
1,220 4.000%, 10/01/32 10/27 at 100.00 A- 1,211,704
485 5.000%, 10/01/42 10/27 at 100.00 A- 498,046
2,450 5.000%, 10/01/47 10/27 at 100.00 A- 2,502,455
1,560 Joplin Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35
2/24 at 100.00 A 1,581,185
Joplin Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Freeman Health System, Series
2020A:
290 5.000%, 2/15/29 No Opt. Call A 318,400
310 5.000%, 2/15/30 No Opt. Call A 341,995
1,575 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc, Series 2016, 4.000%,
11/15/33
5/26 at 100.00 A+ 1,579,945
1,000 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc, Series 2018A, 5.000%,
11/15/43
5/28 at 100.00 A+ 1,033,090
Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc.,
Series 2016:
100 5.000%, 11/15/31 5/26 at 100.00 A+ 106,405
4,200 5.000%, 11/15/34 5/26 at 100.00 A+ 4,423,230
4,335 5.000%, 11/15/35 5/26 at 100.00 A+ 4,555,175

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2014, 5.000%, 1/01/44
1/24 at 100.00 AA $ 1,029,340
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series
2021A:
1,130 4.000%, 7/01/40 7/31 at 100.00 AA 1,101,660
12,725 4.000%, 7/01/46 7/31 at 100.00 AA 12,249,085
9,175 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/01/48)
1/28 at 100.00 AA 8,599,819
3,535 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Capital Region Medical Center, Series 2020, 5.000%,
11/01/40
11/30 at 100.00 Baa2 3,267,754
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A:
1,475 5.000%, 11/15/44 11/23 at 100.00 A2 1,499,529
2,980 5.000%, 11/15/48 11/23 at 100.00 A2 3,025,356
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2015A:
2,200 5.000%, 11/15/32 11/25 at 100.00 A2 2,317,326
2,400 5.000%, 11/15/39 11/25 at 100.00 A2 2,493,576
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2019A:
880 5.000%, 11/15/35 5/29 at 100.00 A2 953,665
975 5.000%, 11/15/37 5/29 at 100.00 A2 1,050,260
265 5.000%, 11/15/38 5/29 at 100.00 A2 284,756
3,000 4.000%, 11/15/49 5/29 at 100.00 A2 2,751,930
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Heartland Regional Medical
Center, Series 2012:
1,000 3.875%, 2/15/32 10/22 at 100.00 AA- 1,000,190
3,035 5.000%, 2/15/37 10/22 at 100.00 AA- 3,040,645
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F:
845 5.000%, 11/15/45 11/24 at 100.00 A+ 865,846
2,355 4.250%, 11/15/48 11/24 at 100.00 A+ 2,310,020
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C:
5,000 4.000%, 11/15/47 11/27 at 100.00 A+ 4,724,150
2,750 5.000%, 11/15/47 11/27 at 100.00 A+ 2,880,130
1,330 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2018A, 5.000%, 6/01/30
12/28 at 100.00 A+ 1,473,999
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020:
7,500 4.000%, 6/01/50 6/30 at 100.00 A+ 7,029,075
2,560 4.000%, 6/01/53 6/30 at 100.00 A+ 2,370,611
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series
2019A:
2,325 4.000%, 2/15/44 2/29 at 100.00 AA- 2,222,770
8,995 4.000%, 2/15/54 2/29 at 100.00 AA- 8,351,497
1,130 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Saint Anthony's Medical Center, Series 2015B, 5.000%,
2/01/45
8/25 at 100.00 A+ 1,145,560
1,500 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Episcopal & Presbyterian Hospitals, Series
2015B, 3.500%, 12/01/32
6/25 at 100.00 A+ 1,479,555
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Episcopal &
Presbyterian Hospitals, Series 2019:
1,100 4.000%, 12/01/35 6/29 at 100.00 A+ 1,081,663
2,000 4.000%, 12/01/37 6/29 at 100.00 A+ 1,962,100

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Episcopal and
Presbyterian Hospitals, Series 2015B:
$ 2,000 5.000%, 12/01/33 6/25 at 100.00 A+ $ 2,058,800
500 3.625%, 12/01/34 6/25 at 100.00 A+ 486,600
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2018A:
1,035 4.000%, 6/01/48 6/28 at 100.00 AA- 963,554
1,500 5.000%, 6/01/48 6/28 at 100.00 AA- 1,542,645
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2022A:
300 5.000%, 6/01/34 6/32 at 100.00 N/R 333,147
2,000 4.000%, 6/01/52 6/32 at 100.00 N/R 1,815,640
3,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2016, 4.000%, 5/15/34
5/26 at 100.00 A+ 2,986,080
2,940 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48
5/25 at 102.00 A+ 2,758,690
2,000 Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake
Regional Health System, Series 2021, 4.000%, 2/15/51
8/31 at 100.00 BBB+ 1,727,520
Saint Louis County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Ranken-Jordan
Project, Refunding & Improvement Series 2016:
830 5.000%, 11/15/28 11/25 at 100.00 N/R 850,484
2,325 4.000%, 11/15/36 11/25 at 100.00 N/R 2,153,787
4,650 5.000%, 11/15/46 11/25 at 100.00 N/R 4,578,530
1,120 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
3/23 at 103.00 BBB- 1,167,107
141,295 Total Health Care 138,530,408
Housing/Multifamily - 0.2%
1,000 Missouri Housing Development Commission, Multifamily Housing
Revenue Bonds, Shepard Apartments Project, 2013 Series 3, 5.000%,
7/01/45
7/23 at 100.00 AA+ 1,008,120
Housing/Single Family - 0.1%
535 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2017A-2, 3.800%, 11/01/37
11/26 at 100.00 AA+ 524,824
90 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2015B-2,
3.800%, 11/01/34
5/25 at 100.00 AA+ 88,288
625 Total Housing/Single Family 613,112
Long-Term Care - 3.9%
3,110 Bridgeton Industrial Development Authority, Missouri, Senior Housing
Revenue Bonds, The Sarah Community Project, Refunding Series 2016,
4.000%, 5/01/33
5/25 at 100.00 N/R 2,614,079
900 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding
Series 2017A, 5.250%, 5/15/37
5/27 at 100.00 BB 863,415
555 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Bethesda Health Group, Inc., Series 2021, 4.000%,
8/01/41
8/31 at 100.00 BBB 511,893
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Lutheran Senior Services Projects, Series
2014A:
1,000 5.000%, 2/01/35 2/24 at 100.00 BBB 1,010,690
1,500 5.000%, 2/01/44 2/24 at 100.00 BBB 1,509,690
5,550 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46
2/26 at 100.00 BBB 5,605,167

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Lutheran Senior Services Projects, Series
2019C:
$ 475 4.000%, 2/01/32 2/29 at 100.00 BBB $ 455,160
1,000 5.000%, 2/01/42 2/29 at 102.00 BBB 1,023,400
3,580 4.000%, 2/01/48 2/29 at 100.00 BBB 3,063,370
Saint Louis County Industrial Development Authority,
Missouri, Revenue Bonds, Friendship Village of Sunset
Hills, Series 2012:
550 5.000%, 9/01/32 10/22 at 100.00 BB+ 534,826
2,740 5.000%, 9/01/42 10/22 at 100.00 BB+ 2,549,926
2,570 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
9/23 at 100.00 BB+ 2,586,371
2,000 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2017,
5.000%, 9/01/48
9/27 at 100.00 BB+ 1,816,380
500 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 N/R 501,660
26,030 Total Long-Term Care 24,646,027
Tax Obligation/General - 16.5%
3,745 Camdenton Reorganized School District R3, Camden County, Missouri,
General Obligation Bonds, Refunding & Improvement Series 2015,
4.000%, 3/01/35
3/23 at 100.00 AA- 3,758,145
Central Jackson County Fire Protection District,
Jackson County, Missouri, General Obligation Bonds,
Improvement Series 2021:
2,075 5.000%, 3/01/34 3/30 at 100.00 N/R 2,365,832
2,175 5.000%, 3/01/36 3/30 at 100.00 N/R 2,450,746
3,665 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Series 2018, 4.000%, 3/01/36
3/26 at 100.00 AA 3,720,048
Clay County Reorganized School District R-II Smithville,
Missouri, General Obligation Bonds, Refunding Series
2015:
2,000 4.000%, 3/01/35 3/27 at 100.00 AA+ 2,053,200
1,160 4.000%, 3/01/36 3/27 at 100.00 AA+ 1,184,302
3,000 Columbia School District, Boone County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35
3/25 at 100.00 Aa1 3,050,820
1,225 Columbia School District, Boone County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2016, 5.000%, 3/01/36
3/26 at 100.00 Aa1 1,307,810
Fenton Missouri Fire Protection District, Missouri, General
Obligation Bonds, Series 2019:
1,000 4.000%, 3/01/29 3/27 at 100.00 AA+ 1,062,360
1,075 4.000%, 3/01/30 3/27 at 100.00 AA+ 1,136,985
450 4.000%, 3/01/36 3/27 at 100.00 AA+ 459,427
375 4.000%, 3/01/37 3/27 at 100.00 AA+ 380,419
500 4.000%, 3/01/38 3/27 at 100.00 AA+ 504,060
1,505 Fort Osage Reorganized School District R-1, Missouri, General Obligation
Bonds, School Building Series 2021, 5.000%, 3/01/35
9/31 at 100.00 AA+ 1,721,946
Fort Zumwalt School District, Callaway County, Missouri,
General Obligation Bonds, Refunding & Improvement
Series 2015:
1,500 4.000%, 3/01/31 3/24 at 100.00 AA+ 1,524,360
1,000 4.000%, 3/01/32 3/24 at 100.00 AA+ 1,015,080
1,800 Fort Zumwalt School District, Callaway County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2018, 5.000%,
3/01/36
3/27 at 100.00 AA+ 1,935,306
2,000 Hazelwood School District, St Louis County, Missouri, General Obligation
Bonds, Missouri Direct Deposit Program, Series 2013A, 5.000%, 3/01/33
3/23 at 100.00 AA+ 2,026,480
1,950 Independence School District, Jackson County, Missouri, General
Obligation Bonds, Refunding Series 2017B, 5.500%, 3/01/32
3/27 at 100.00 AA+ 2,182,206

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,435 Jackson County Center School District 58, Missouri, General Obligation
Bonds, Refunding & School Building Series 2019A, 4.000%, 3/01/37
3/27 at 100.00 Aa1 $ 1,455,736
1,000 Jackson County Consolidated School District 2, Raytown, Missouri,
General Obligation Bonds, Series 2014, 5.000%, 3/01/32
3/24 at 100.00 AA+ 1,037,210
Jackson County Consolidated School District 2, Raytown,
Missouri, General Obligation Bonds, Series 2019A:
1,000 5.000%, 3/01/36 3/29 at 100.00 AA+ 1,112,130
2,000 5.000%, 3/01/39 3/29 at 100.00 AA+ 2,204,020
2,500 Jackson County Consolidated School District 2, Raytown, Missouri,
General Obligation Bonds, Series 2022, 4.000%, 3/01/41 - BAM Insured
3/31 at 100.00 N/R 2,452,750
1,140 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, School Building Series 2018A, 5.500%,
3/01/37
3/29 at 100.00 AA+ 1,297,822
1,000 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, School Building Series 2019, 5.500%,
3/01/39
3/29 at 100.00 AA+ 1,175,310
4,000 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, Series 2021A, 4.000%, 3/01/39
3/31 at 100.00 N/R 4,015,480
2,185 Jackson County Reorganized School District R-7, Lees Summit, Missouri,
General Obligation Bonds, School Building and Refunding Series 2021,
3.500%, 3/01/41
3/30 at 100.00 N/R 2,029,144
2,000 Joplin Schools, Missouri, General Obligation Bonds, Refunding, Direct
Deposit Program Series 2017, 4.000%, 3/01/32
3/27 at 100.00 AA+ 2,090,220
Kansas City, Missouri, General Obligation Bonds, Refunding
& Improvement Series 2018A:
1,510 4.000%, 2/01/36 2/28 at 100.00 AA 1,538,116
1,000 4.000%, 2/01/37 2/28 at 100.00 AA 1,010,890
2,600 Kansas City, Missouri, General Obligation Bonds, Refunding &
Improvement Series 2022A, 4.000%, 2/01/37
2/32 at 100.00 N/R 2,644,668
1,190 Kansas City, Missouri, General Obligation Bonds, Series 2020A, 4.000%,
2/01/37
2/30 at 100.00 AA 1,206,684
2,000 Marion County School District 60 Hannibal, Ralls and Marion County,
Missouri, General Obligation Bonds, Series 2019, 5.000%, 3/01/39
3/24 at 100.00 AA+ 2,061,280
1,775 Marshfield, Missouri, Combined Waterworks and Sewerage System
Revenue Bones, Series 2020B, 5.000%, 2/01/47 - AGM Insured
2/28 at 100.00 AA 1,895,948
Marshfield, Missouri, General Obligation Bonds, Street
Improvement Series 2018:
570 4.000%, 3/01/31 3/26 at 100.00 A+ 589,556
325 5.000%, 3/01/34 3/26 at 100.00 A+ 349,320
685 5.000%, 3/01/35 3/26 at 100.00 A+ 735,786
1,000 Nixa Public Schools, Christian County, Missouri, General Obligation
Bonds, Missouri Direct Deposit Program, Refunding & School Building
Series 2019, 4.000%, 3/01/37
3/27 at 100.00 AA+ 1,014,450
550 Nixa Public Schools, Christian County, Missouri, General Obligation
Bonds, Missouri Direct Deposit Program, Refunding Series 2019B,
4.000%, 3/01/34
3/30 at 100.00 AA+ 582,285
500 North Kansas City School District 74, Clay County, Missouri,
General Obligation Bonds, Direct Deposit Program, Refunding &
Improvement  Series 2014, 4.000%, 3/01/32
3/24 at 100.00 AA+ 508,130
1,000 Osage School Lake Ozark, Missouri, General Obligation Bonds, School
Building Series 2014B, 5.000%, 3/01/34
3/24 at 100.00 AA- 1,036,310
2,000 Osage School Lake Ozark, Missouri, General Obligation Bonds, Series
2018, 5.000%, 3/01/37
3/26 at 100.00 AA- 2,146,200
1,500 Ozark Reorganized School District 6, Christian County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2015, 4.000%,
3/01/34
3/23 at 100.00 AA+ 1,506,930
Ozark Reorganized School District 6, Christian County,
Missouri, General Obligation Bonds, Series 2021B:
1,150 4.000%, 3/01/38 3/31 at 100.00 N/R 1,166,422
1,000 4.000%, 3/01/39 3/31 at 100.00 N/R 1,003,870
2,840 Platte County Reorganized School District R3, Missouri, General
Obligation Bonds, School Building Series 2021, 5.250%, 3/01/35
9/31 at 100.00 AA 3,294,968

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 2,000 Platte County School District Park Hill, Missouri, General Obligation Bonds,
Missouri Direct Deposit Program, Refunding Series 2017, 4.000%,
3/01/31
3/26 at 100.00 AA+ $ 2,081,880
1,200 Poplar Bluff R-I School District, Butler County, Missouri, Lease Certificates
of Participation, Series 2014, 5.000%, 3/01/33 - AGM Insured
3/24 at 100.00 AA 1,239,624
Saint Charles County Francis Howell School District,
Missouri, General Obligation Bonds, Series 2022:
9,000 5.000%, 3/01/41 3/31 at 100.00 N/R 10,016,640
2,000 5.000%, 3/01/42 3/31 at 100.00 N/R 2,218,500
1,000 Saint Louis County Pattonville School District R3, Missouri, General
Obligation Bonds, Refunding Series 2018A, 5.000%, 3/01/36
3/26 at 100.00 AA 1,073,790
985 Springfield School District R12, Greene County, Missouri, General
Obligation Bonds, School Building Series 2019, 4.000%, 3/01/35
3/29 at 100.00 AA 1,025,868
Springfield School District R12, Greene County, Missouri,
General Obligation Bonds, Series 2013:
1,000 5.000%, 3/01/32 3/23 at 100.00 AA+ 1,013,190
1,000 5.000%, 3/01/33 3/23 at 100.00 AA+ 1,013,190
Valley Park Fire Protection District, Missouri, General
Obligation Bonds, Series 2019:
650 4.000%, 3/01/31 3/27 at 100.00 AA 685,197
705 4.000%, 3/01/33 3/27 at 100.00 AA 738,502
550 4.000%, 3/01/35 3/27 at 100.00 AA 566,302
600 4.000%, 3/01/37 3/27 at 100.00 AA 608,778
Washington School District, Franklin County, Missouri,
General Obligation Bonds, Missouri Direct Deposit
Program, Series 2019:
1,500 4.000%, 3/01/34 3/27 at 100.00 AA+ 1,553,970
905 4.000%, 3/01/35 3/27 at 100.00 AA+ 931,743
1,135 Wright City School District R-II, Warren County, Missouri, General
Obligation Bonds, School Building Series 2022, 6.000%, 3/01/39 - AGM
Insured
9/32 at 100.00 N/R 1,379,479
97,885 Total Tax Obligation/General 103,147,820
Tax Obligation/Limited - 18.2%
390 Arnold Retail Corridor Transportation Development District, Missouri,
Sales Tax Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/28
11/24 at 100.00 N/R 363,831
Bi-State Development Agency of the Missouri-Illinois
Metropolitan District, Mass Transit Sales Tax Appropriation
Bonds, Refunding Combined Lien Series 2019:
1,365 4.000%, 10/01/34 10/29 at 100.00 AA 1,419,082
2,680 4.000%, 10/01/36 10/29 at 100.00 AA 2,751,663
11,020 4.000%, 10/01/48 10/29 at 100.00 AA 10,170,468
2,125 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
4.750%, 6/01/30
6/24 at 100.00 N/R 1,977,100
1,555 Brentwood, Missouri, Certificates of Participation, Series 2019, 4.000%,
10/01/37
10/25 at 101.00 AA- 1,574,702
Cape Girardeau County Reorganized School District R2,
Missouri, Certificates of Participation, Series 2020A:
1,000 4.000%, 4/01/35 - BAM Insured 4/28 at 100.00 AA 1,036,440
525 4.000%, 4/01/36 - BAM Insured 4/28 at 100.00 AA 538,424
250 Central Southwest Missouri Community College District, Missouri,
Certificates of Participation, Ozarks Technical Community College,
Series 2021, 4.000%, 3/01/32
3/29 at 100.00 AA- 264,625
Clay County School District R-11 Smithville, Missouri,
Certificates of Participation, Series 2018:
340 4.000%, 4/01/38 4/28 at 100.00 A+ 349,554
2,515 5.000%, 4/01/43 4/28 at 100.00 A+ 2,702,342
900 Clay, Jackson & Platte Counties Consolidated Public Library District 3,
Missouri, Certificates of Participation, Mid-Continent Public Library
Project, Series 2018, 4.000%, 3/01/35
3/26 at 100.00 Aa3 921,078
2,140 Conley Road Transportation District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 5.125%, 5/01/41
5/25 at 100.00 N/R 2,080,786

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 600 Festus R-VI School District, Jefferson County, Missouri, Lease Participation
Certificates, Festus R-VI School District Project, Series 2021B, 4.000%,
4/01/40
4/31 at 100.00 N/R $ 595,254
1,105 Franklin County, Missouri, Certificates of Participation, Series 2019A,
3.000%, 11/01/30
11/26 at 100.00 A+ 1,088,149
1,630 Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006, 5.000%, 6/01/28 (4)
10/22 at 100.00 N/R 1,075,621
750 Greene County, Missouri, Certificates of Participation, Capital Projects,
Series 2018, 4.000%, 9/01/33
9/28 at 100.00 Aa3 782,767
1,855 Greene County, Missouri, Certificates of Participation, Capital Projects,
Series 2021A, 4.000%, 3/01/39
3/31 at 100.00 Aa3 1,833,612
1,000 Hanley/Eager Road Transportation Development District, Missouri,
Revenue Bonds, Refunding Series 2016A, 3.625%, 3/01/33
10/22 at 100.00 N/R 887,140
Howard Bend Levee District, Missouri, Levee District
Improvement Bonds, Series 2005:
1,470 5.750%, 3/01/23 - SYNCORA GTY Insured No Opt. Call BB+ 1,480,510
1,560 5.750%, 3/01/24 - SYNCORA GTY Insured No Opt. Call BB+ 1,589,796
1,745 5.500%, 3/01/26 - SYNCORA GTY Insured No Opt. Call BB+ 1,792,813
Howard Bend Levee District, St Louis County, Missouri,
Levee District Improvement Bonds, Series 2013B:
1,000 4.875%, 3/01/33 3/23 at 100.00 BB+ 966,110
1,300 5.000%, 3/01/38 3/23 at 100.00 BB+ 1,249,911
Jennings, Saint Louis County, Missouri, Certificates of
Participation, Series 2021:
530 4.000%, 3/01/40 3/28 at 100.00 A- 525,522
1,555 4.000%, 3/01/43 3/28 at 100.00 A- 1,518,504
925 Kansas City Industrial Development Authority, Missouri, Downtown
Redevelopment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32
10/22 at 100.00 AA- 927,192
835 Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 4.250%, 4/01/26, 144A
No Opt. Call N/R 816,805
2,000 Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/27 -
AMBAC Insured
No Opt. Call AA- 1,754,740
1,750 Kansas City, Missouri, Special Obligation Bonds, Downtown
Redevelopment District, Series 2014C, 5.000%, 9/01/33
9/23 at 100.00 AA- 1,782,218
Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2017B:
360 4.000%, 10/01/30 10/27 at 100.00 AA- 378,223
2,500 5.000%, 9/01/31 9/27 at 100.00 AA- 2,733,075
235 3.625%, 10/01/32 10/27 at 100.00 AA- 235,708
1,475 Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2021A, 5.000%, 4/01/40
4/31 at 100.00 AA- 1,578,884
540 Kansas City, Missouri, Special Obligation Bonds, Main Streetcar Extension
Project, Series 2021D, 4.000%, 9/01/46
9/31 at 100.00 AA- 516,402
187 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds,
Refunding Series 2015A, 5.750%, 4/01/55
10/22 at 100.00 N/R 153,543
341 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds,
Refunding Taxable Series 2015B, 0.000%, 4/01/55
10/22 at 100.00 N/R 306,700
Land Clearance for Redevelopment Authority of Kansas
City, Missouri, Project Revenue Bonds, Convention Center
Hotel Project - TIF Financing, Series 2018B:
1,450 5.000%, 2/01/40, 144A 2/28 at 100.00 N/R 1,234,109
100 5.000%, 2/01/50, 144A 2/28 at 100.00 N/R 81,115
Liberty, Missouri, Special Obligation Tax Increment and
Special Districts Bonds, Liberty Commons Project, Series
2015A:
1,195 5.750%, 6/01/35, 144A 6/25 at 100.00 N/R 1,132,836
1,285 6.000%, 6/01/46, 144A 6/25 at 100.00 N/R 1,218,026
1,370 Maryland Heights, Missouri, Tax Increment and Special District Revenue
Bonds, Westport Plaza Redevelopment Area, Series 2020, 3.625%,
11/01/31
11/29 at 100.00 N/R 1,259,372

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,000 Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee
District Bonds, Refunding Series 2015, 5.000%, 3/01/40
3/24 at 100.00 A $ 1,032,130
1,325 Nixa Public Schools, Missouri, Certificates of Participation, Series 2021,
4.000%, 4/01/37
4/29 at 100.00 A 1,351,513
Plaza at Noah's Ark Community Improvement District, Saint
Charles, Missouri, Tax Increment and Improvement District
Revenue Bonds, Series 2021:
200 3.000%, 5/01/24 No Opt. Call N/R 196,426
225 3.000%, 5/01/25 No Opt. Call N/R 218,216
275 3.000%, 5/01/26 No Opt. Call N/R 263,439
625 3.000%, 5/01/30 5/29 at 100.00 N/R 567,963
660 Poplar Bluff Regional Transportation Development District, Missouri,
Transportation Sales Tax Revenue Bonds, Series 2012, 4.750%, 12/01/42
12/22 at 100.00 BBB 649,631
575 Poplar Bluff, Missouri, Certificates of Participation, Series 2021, 4.000%,
10/01/35
10/29 at 100.00 BBB+ 561,281
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
3,000 4.500%, 7/01/34 7/25 at 100.00 N/R 3,023,610
1,000 4.550%, 7/01/40 7/28 at 100.00 N/R 999,990
2,931 0.000%, 7/01/46 7/28 at 41.38 N/R 839,409
1,377 4.750%, 7/01/53 7/28 at 100.00 N/R 1,316,825
1,114 5.000%, 7/01/58 7/28 at 100.00 N/R 1,080,692
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
2,000 4.329%, 7/01/40 7/28 at 100.00 N/R 1,946,520
18 4.536%, 7/01/53 7/28 at 100.00 N/R 16,613
1,000 4.784%, 7/01/58 7/28 at 100.00 N/R 935,100
Pulaski County, Missouri, Certificates of Participation, Series
2019:
880 4.000%, 12/01/32 12/27 at 100.00 A- 911,865
915 4.000%, 12/01/33 12/27 at 100.00 A- 938,222
Republic, Missouri, Special Obligation Bonds, Series 2022:
1,000 4.000%, 5/01/37 5/30 at 100.00 N/R 1,017,150
1,170 4.000%, 5/01/38 5/30 at 100.00 N/R 1,184,403
1,380 4.000%, 5/01/39 5/30 at 100.00 N/R 1,384,002
1,910 4.000%, 5/01/40 5/30 at 100.00 N/R 1,895,923
1,000 4.000%, 5/01/41 5/30 at 100.00 N/R 983,990
490 Saint Charles County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Wentzville Parkway Regional Community Improvement
District Project, Series 2019B, 4.250%, 11/01/49, 144A
11/29 at 102.00 N/R 402,917
1,075 Saint Charles, Missouri, Certificates of Participation, Series 2017, 4.000%,
4/01/29
4/26 at 100.00 Aa3 1,115,947
250 Saint Louis County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Chesterfield Blue Valley Community Improvement
District Project, Series 2014A, 5.250%, 7/01/44, 144A
7/24 at 100.00 N/R 223,970
545 Saint Louis County Industrial Development Authority, Missouri,
Transportation Development Revenue Bonds, University Place
Transportation Development District Project, Refunding Series 2015,
4.000%, 3/01/32, 144A
10/22 at 100.00 N/R 491,901
2,230 Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series
2020, 5.000%, 10/01/49 - AGM Insured
10/30 at 100.00 AA 2,407,753
Saint Louis Municipal Finance Corporation, Missouri,
Leasehold Revenue Bonds, Convention Center, Series
2009A:
1,000 0.000%, 7/15/26 - AGC Insured No Opt. Call AA 878,880
1,000 0.000%, 7/15/27 - AGC Insured No Opt. Call AA 847,590
1,000 0.000%, 7/15/28 - AGC Insured No Opt. Call AA 815,840
1,000 0.000%, 7/15/29 - AGC Insured No Opt. Call AA 783,300
2,000 Saint Louis Municipal Library District, Missouri, Certificates of Participation,
Refunding Series 2020, 4.000%, 3/15/44 - BAM Insured
3/30 at 100.00 AA 1,920,080

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Scenic Regional Library District, Missouri, Certificates of
Participation, Series 2017:
$ 505 4.000%, 4/01/29 4/25 at 100.00 A $ 519,605
345 4.000%, 4/01/30 4/25 at 100.00 A 355,095
565 4.000%, 4/01/32 4/25 at 100.00 A 579,650
585 4.000%, 4/01/33 4/25 at 100.00 A 597,402
2,145 Sedalia, Missouri, Certificates of Participation, Refunding & Improvement
Series 2020, 4.000%, 9/15/39 - BAM Insured
9/27 at 100.00 AA 2,147,360
2,600 Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017A,
4.000%, 7/01/36
7/27 at 100.00 Aa2 2,634,918
1,630 Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B,
5.000%, 7/01/26, (AMT)
No Opt. Call Aa2 1,743,155
4,300 Springfield, Missouri, Special Obligation Bonds, Sewer System
Improvements Project, Series 2015, 4.000%, 4/01/35
4/25 at 100.00 Aa2 4,375,508
The Industrial Development Authority of the City of Saint
Louis, Missouri, Development Financing Revenue Bonds,
Ballpark Village Development Project, Series 2017A:
175 3.875%, 11/15/29 11/26 at 100.00 N/R 157,391
3,350 4.375%, 11/15/35 11/26 at 100.00 N/R 2,877,483
1,525 4.750%, 11/15/47 11/26 at 100.00 N/R 1,254,175
125 Town and Country Crossing Transportation Development District,
Missouri, Transportation Sales Tax Revenue Bonds, Refunding Series
2020A, 3.375%, 4/01/37
4/28 at 100.00 N/R 116,114
1,285 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 BBB 1,227,702
1,445 Warrenton Tax Increment and Improvement District, Missouri, Revenue
Bonds, Warrenton West Development - Redevelopment Project Area 1,
Series 2022, 3.625%, 3/01/40
3/29 at 100.00 N/R 1,175,464
480 Washington Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Phoenix Center II Community Improvement District
Project, Refunding Series 2021, 2.500%, 11/01/29
11/26 at 100.00 N/R 447,307
Wentzville School District R-04, Saint Charles County,
Missouri, Certificates of Participation, Series 2015:
1,700 3.375%, 4/01/29 4/24 at 100.00 A1 1,706,936
600 3.500%, 4/01/32 4/24 at 100.00 A1 597,252
118,983 Total Tax Obligation/Limited 113,360,360
Transportation - 5.3%
Kansas City Industrial Development Authority, Missouri,
Airport Special Obligation Bonds, Kansas City
International Airport Terminal Modernization Project,
Series 2019A:
320 5.000%, 3/01/36, (AMT) 3/29 at 100.00 A2 335,120
1,230 5.000%, 3/01/39, (AMT) 3/29 at 100.00 A2 1,278,646
Kansas City Industrial Development Authority, Missouri,
Airport Special Obligation Bonds, Kansas City
International Airport Terminal Modernization Project,
Series 2019B:
1,580 5.000%, 3/01/34, (AMT) 3/29 at 100.00 A2 1,683,016
2,000 5.000%, 3/01/39, (AMT) 3/29 at 100.00 N/R 2,092,940
7,240 5.000%, 3/01/46, (AMT) 3/29 at 100.00 A2 7,437,507
5,500 5.000%, 3/01/49 - AGM Insured, (AMT) 3/29 at 100.00 AA 5,677,595
9,200 5.000%, 3/01/54, (AMT) 3/29 at 100.00 A2 9,377,100
1,390 5.000%, 3/01/55 - AGM Insured, (AMT) 3/29 at 100.00 AA 1,432,465
Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St
Louis International Airport, Series 2017D:
1,420 5.000%, 7/01/34 - AGM Insured, (AMT) 7/27 at 100.00 AA 1,506,180
1,000 5.000%, 7/01/35 - AGM Insured, (AMT) 7/27 at 100.00 AA 1,058,770
1,000 5.000%, 7/01/36 - AGM Insured, (AMT) 7/27 at 100.00 AA 1,047,820
31,880 Total Transportation 32,927,159

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed - 2.8% (5)
Belton School District 124, Cass County, Missouri,
Certificates of Participation, Missouri School Boards
Association, Series 2019:
$ 375 3.000%, 1/15/31, (Pre-refunded 1/15/24) - AGM Insured 1/24 at 100.00 AA $ 377,269
200 3.000%, 1/15/33, (Pre-refunded 1/15/24) - AGM Insured 1/24 at 100.00 AA 201,210
680 Bi-State Development Agency of the Missouri-Illinois Metropolitan District,
Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien
Series 2013A, 5.000%, 10/01/33, (Pre-refunded 10/01/22)
10/22 at 100.00 Aa2 681,516
365 Excelsior Springs Community Center, Missouri, Sales Tax Revenue Bonds,
Series 2014, 4.000%, 3/01/28, (Pre-refunded 3/01/23) - AGM Insured
3/23 at 100.00 AA 367,895
Great Rivers Greenway Metropolitan Park & Recreation
District, Missouri, Sales Tax Appropriation Bonds, Gateway
Arch Project, Series 2014:
3,500 5.000%, 12/30/29, (Pre-refunded 12/30/23) 12/23 at 100.00 A+ 3,618,930
4,090 5.000%, 12/30/31, (Pre-refunded 12/30/23) 12/23 at 100.00 A+ 4,228,978
665 Guam International Airport Authority, Revenue Bonds, Series 2013B,
5.500%, 10/01/33, (Pre-refunded 10/01/23) - AGM Insured
10/23 at 100.00 AA 687,032
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2014A:
10 5.000%, 6/01/26, (Pre-refunded 6/01/24) 6/24 at 100.00 AA- 10,432
2,000 5.000%, 6/01/31, (Pre-refunded 6/01/24) 6/24 at 100.00 AA- 2,086,440
1,165 4.000%, 6/01/32, (Pre-refunded 6/01/24) 6/24 at 100.00 AA- 1,194,952
3,620 Missouri Health and Educational Facilities Authority, Revenue Bonds, AT
Still University of Health Sciences, Series 2014, 5.000%, 10/01/39, (Pre-
refunded 10/01/23)
10/23 at 100.00 A- 3,722,699
16,670 Total U.S. Guaranteed 17,177,353
Utilities - 17.8%
Camden County Public Water Supply District 4, Missouri,
Certificates of Participation, Series 2017:
670 3.500%, 1/01/32 1/25 at 100.00 A- 646,590
720 4.000%, 1/01/42 1/25 at 100.00 A- 682,517
1,430 5.000%, 1/01/47 1/25 at 100.00 A- 1,460,716
3,000 Carroll County Public Water Supply District 1, Missouri, Water System
Revenue Bonds, Refunding Series 2014A, 4.000%, 3/01/35 - BAM
Insured
3/23 at 100.00 AA 3,021,960
Franklin County Public Water Supply District 3, Missouri,
Certificates of Participation, Refunding Series 2020B:
850 4.000%, 12/01/31 12/30 at 100.00 A+ 896,316
145 4.000%, 12/01/35 12/30 at 100.00 A+ 148,270
1,670 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 A- 1,719,048
145 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 150,961
Kansas City, Missouri, Sanitary Sewer System Revenue
Bonds, Improvement Series 2018A:
500 4.000%, 1/01/35 1/28 at 100.00 AA 512,830
1,865 4.000%, 1/01/37 1/28 at 100.00 AA 1,884,900
1,000 4.000%, 1/01/38 1/28 at 100.00 AA 1,008,240
5,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Refunding &
Improvement Series 2016A, 4.000%, 1/01/40
1/25 at 100.00 AA 4,952,950
1,200 Lincoln County Public Water Supply District 1, Missouri, Certificates of
Participation, Series 2016, 4.000%, 7/01/31
10/22 at 100.00 A+ 1,201,044
1,250 Lincoln County Public Water Supply District 1, Missouri, Certificates of
Participation, Series 2019, 4.000%, 7/01/38
7/26 at 100.00 A+ 1,258,275
1,775 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding & Improvement Series 2016C, 5.000%,
5/01/46
5/26 at 100.00 AAA 1,891,334
Metropolitan St. Louis Sewerage District, Missouri,
Wastewater System Revenue Bonds, Refunding &
Improvement Series 2017A:
6,000 5.000%, 5/01/42 5/27 at 100.00 AAA 6,439,380
2,000 5.000%, 5/01/47 5/27 at 100.00 AAA 2,132,160

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Metropolitan St. Louis Sewerage District, Missouri,
Wastewater System Revenue Bonds, Refunding
Improvement Series 2022B:
$ 3,000 5.000%, 5/01/47 5/32 at 100.00 N/R $ 3,349,800
3,915 5.250%, 5/01/52 5/32 at 100.00 N/R 4,436,987
Metropolitan St. Louis Sewerage District, Missouri,
Wastewater System Revenue Bonds, Series 2019B:
3,060 5.000%, 5/01/44 5/29 at 100.00 AAA 3,342,683
2,675 5.000%, 5/01/49 5/29 at 100.00 AAA 2,912,754
4,365 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2020B, 5.000%, 5/01/47
5/30 at 100.00 AAA 4,810,012
Metropolitan St. Louis Sewerage District, Missouri,
Wastewater System Revenue Bonds, Series 2022A:
1,785 5.000%, 5/01/38 5/32 at 100.00 N/R 2,022,940
3,000 5.000%, 5/01/39 5/32 at 100.00 N/R 3,396,150
2,500 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of  Independence Annual Appropriation Electric System,
Refunding Series 2022, 5.000%, 6/01/34 - AGM Insured
6/32 at 100.00 N/R 2,748,200
5,100 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A 4,762,941
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 A 933,910
1,845 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 A 1,689,983
2,250 Missouri Environmental Improvement and Energy Resources Authority,
Water Facility Revenue Bonds, Jefferson County Water Authority Project,
Series 2021A, 4.000%, 7/01/41
7/29 at 100.00 A 2,211,075
2,000 Missouri Environmental Improvement and Energy Resources Authority,
Water Facility Revenue Bonds, Tri-County Water Authority, Series 2015,
5.000%, 1/01/40
1/25 at 100.00 Aa3 2,093,900
Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Iatan 2 Project, Refunding Series
2014A:
3,300 5.000%, 1/01/31 1/24 at 100.00 A2 3,404,742
1,755 5.000%, 1/01/32 1/24 at 100.00 A2 1,810,458
2,500 5.000%, 1/01/33 1/24 at 100.00 A2 2,578,350
Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Iatan 2 Project, Refunding Series
2015A:
1,125 5.000%, 12/01/35 6/25 at 100.00 A2 1,182,510
650 5.000%, 12/01/37 6/25 at 100.00 A2 682,526
Missouri Joint Municipal Electric Utility Commission,
Power Project Revenue Bonds, Pairie State Power Project,
Refunding Series 2016A:
570 4.000%, 12/01/33 - BAM Insured 6/26 at 100.00 AA 589,716
1,415 5.000%, 12/01/34 6/26 at 100.00 A2 1,507,626
245 4.000%, 12/01/35 - BAM Insured 6/26 at 100.00 AA 250,258
Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding
Series 2014A:
2,885 5.000%, 1/01/32 1/25 at 100.00 A 3,025,759
1,450 5.000%, 1/01/34 1/25 at 100.00 A 1,520,079
2,500 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%,
1/01/35
1/26 at 100.00 A 2,538,100
1,500 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, MoPEP Facilities, Series 2017, 4.000%, 12/01/32
12/27 at 100.00 A2 1,561,680

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, MoPEP Facilities, Series
2018:
$ 1,330 5.000%, 12/01/37 6/27 at 100.00 A2 $ 1,433,461
1,140 5.000%, 12/01/38 6/27 at 100.00 A2 1,226,446
1,500 5.000%, 12/01/43 6/27 at 100.00 A2 1,601,100
2,070 North Central Missouri Regional Water Commission, Waterworks System
Revenue Bonds, Series 2006, 5.000%, 1/01/37
10/22 at 100.00 N/R 2,069,896
Saint Charles County Public Water Supply District 2,
Missouri, Certificates of Participation, Missouri Project
Series 2019:
250 4.000%, 12/01/39 12/25 at 100.00 AA+ 250,395
2,295 4.000%, 12/01/41 12/25 at 100.00 AA+ 2,260,162
2,000 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Missouri Project, Series 2022, 5.000%, 12/01/44 (WI/DD,
Settling 9/08/22)
12/30 at 100.00 N/R 2,138,060
Saint Charles County Public Water Supply District 2,
Missouri, Certificates of Participation, Refunding Series
2016C:
285 4.000%, 12/01/31 12/25 at 100.00 AA+ 294,681
1,465 5.000%, 12/01/32 12/25 at 100.00 AA+ 1,553,120
4,240 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Series 2018, 4.000%, 12/01/39
12/25 at 100.00 AA+ 4,246,699
2,000 Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015,
4.000%, 8/01/31
8/25 at 100.00 AA+ 2,062,080
2,500 Stone County Public Water Supply District 2, Missouri, Certificates of
Participation, Series 2021B, 4.000%, 12/01/51
12/28 at 100.00 N/R 2,198,600
106,685 Total Utilities 110,705,330
$ 610,488 Total Long-Term Investments (cost $634,093,491) 613,259,778
Other Assets Less Liabilities - 1.6% 9,723,141
Net Assets - 100% $ 622,982,919
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 613,259,778 $ – $ 613,259,778
Total
$ – $ 613,259,778 $ – $ 613,259,778

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Wisconsin Municipal Bond Fund
Portfolio of Investments August 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 108.6%
MUNICIPAL BONDS - 101.8%
Consumer Discretionary - 0.3%
$ 105 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/46
9/27 at 100.00 CCC $ 95,696
250 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29,
(AMT)
10/22 at 100.00 B1 251,375
355 Total Consumer Discretionary 347,071
Consumer Staples - 1.5%
640 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
9/22 at 100.00 N/R 627,129
1,060 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 1,028,550
1,700 Total Consumer Staples 1,655,679
Education and Civic Organizations - 6.5%
1,000 Milwaukee Redevelopment Authority, Wisconsin, Milwaukee Science
Education Consortium, Inc Project, Series 2013A, 6.000%, 8/01/33
8/23 at 100.00 BBB- 1,017,040
1,530 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A
6/26 at 100.00 BBB- 1,510,936
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, Hmong American Peace Academy, Series
2020:
420 4.000%, 3/15/30 No Opt. Call BBB 407,871
500 4.000%, 3/15/40 3/30 at 100.00 BBB 442,005
1,200 5.000%, 3/15/50 3/30 at 100.00 BBB 1,195,812
1,525 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Lawrence University, Series 2020, 4.000%, 2/01/45
2/30 at 100.00 Baa1 1,414,178
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Milwaukee School of
Engineering, Series 2021B:
500 2.125%, 4/01/39 - AGM Insured 4/31 at 100.00 AA 363,355
500 2.125%, 4/01/40 - AGM Insured 4/31 at 100.00 AA 355,735
415 2.250%, 4/01/41 - AGM Insured 4/31 at 100.00 AA 296,057
500 2.250%, 4/01/42 - AGM Insured 4/31 at 100.00 AA 350,605
8,090 Total Education and Civic Organizations 7,353,594
Health Care - 25.4%
Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority,
Hospital Revenue Bonds, (Hospital Auxilio Mutuo
Obligated Group Project, Refunding Series 2021:
155 5.000%, 7/01/29 No Opt. Call N/R 170,345
600 5.000%, 7/01/30 No Opt. Call N/R 663,882
190 5.000%, 7/01/31 No Opt. Call N/R 210,818
1,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Aspirus, Inc Obligated Group, Refunding Series 2015A, 5.000%, 8/15/34
2/25 at 100.00 AA- 1,032,890
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, Bellin Memorial Hospital, Series 2015:
250 5.000%, 12/01/23 No Opt. Call A+ 257,330
2,000 4.000%, 12/01/35 6/24 at 100.00 A+ 1,966,660
5,765 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Beloit Health System, Inc., Series 2020, 4.000%, 7/01/36
7/29 at 100.00 A 5,660,769
250 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Froedtert Community Health, Inc Obligated Group, Tender Option Bond
Trust 2015-XF0118, 9.006%, 4/01/42, 144A, (IF) (4)
10/22 at 100.00 AA 251,342

Nuveen Wisconsin Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 8,565 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47,
(UB) (4)
2/27 at 100.00 A- $ 8,762,680
4,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 A- 4,092,320
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc.,
Series 2019A:
2,000 4.000%, 12/01/44 12/29 at 100.00 A+ 1,864,820
3,100 4.000%, 12/01/49 12/29 at 100.00 A+ 2,823,356
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/29
5/24 at 100.00 BBB+ 1,024,570
175 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020A, 4.000%,
2/15/37 - AGM Insured
2/30 at 100.00 AA 171,630
29,050 Total Health Care 28,953,412
Housing/Multifamily - 19.1%
2,000 Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue
Bonds, Cedar Ridge Apartments Project, Series 2013A, 5.125%, 6/01/30
6/23 at 100.00 N/R 1,956,720
2,000 Wisconsin Housing and Economic Development Authority Multi Family
Housing Bonds, Western Technical College Student Housing Project,
Series 2013B, 4.700%, 4/01/38
4/23 at 100.00 A 2,009,620
520 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2006A, 4.550%, 5/01/27, (AMT)
10/22 at 100.00 AA 520,473
2,125 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2015A, 4.125%, 11/01/46
5/25 at 100.00 AA 2,056,660
Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2017A:
1,000 4.000%, 11/01/47 11/26 at 100.00 AA 931,850
2,000 4.150%, 5/01/55 11/26 at 100.00 AA 1,863,480
2,230 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2017B, 3.900%, 11/01/42
11/26 at 100.00 AA 2,086,856
Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2018A:
145 3.700%, 11/01/33 11/27 at 100.00 AA 146,465
2,000 4.300%, 11/01/53, (UB) (4) 11/27 at 100.00 AA 1,965,080
6,720 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A, 3.375%, 5/01/57
11/28 at 100.00 AA 5,875,094
2,500 Wisconsin Housing and Economic Development Authority, Multifamily
Housing Bonds, Meadow Village Project Series 2020A, 5.000%, 7/01/37,
144A
7/28 at 102.00 N/R 2,333,300
23,240 Total Housing/Multifamily 21,745,598
Industrials - 0.6%
725 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
10/22 at 100.00 BBB- 704,947
Long-Term Care - 12.7%
500 Winnebago County Housing Authority, Wisconsin, Revenue Bonds,
Lutheran Homes of Oshkosh, Inc Project, Refunding Series 2015A,
4.450%, 3/01/30
10/22 at 100.00 N/R 430,015
150 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/61
10/28 at 102.00 N/R 114,381
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Clement Manor, Inc., Series 2019, 5.000%, 8/01/49
8/26 at 103.00 N/R 1,393,760
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014, 5.375%, 10/01/44
10/22 at 102.00 N/R 1,933,440
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHM / New Richmond Senior Housing, Inc., Refunding Series
2021, 3.250%, 7/01/37
7/26 at 101.00 N/R 384,345
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHW Oconomowoc, Inc. Project, Series 2018, 5.125%, 10/01/48
10/23 at 102.00 N/R 1,865,240

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
$ 1,750 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2014B, 5.000%, 7/01/44
7/24 at 100.00 A $ 1,769,197
1,450 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2019A, 5.000%, 7/01/49
7/26 at 100.00 A 1,478,087
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2019B, 5.000%, 7/01/38
7/26 at 100.00 A 514,670
525 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2021B, 4.000%,
9/15/45
9/27 at 103.00 N/R 464,153
650 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2022. Forward
Delivery, 4.000%, 9/15/45 (WI/DD, Settling 9/15/22)
9/27 at 103.00 N/R 562,549
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Three Pillars Senior Living
Communities, Series 2021A:
1,000 4.000%, 8/15/51 8/31 at 100.00 BBB+ 875,520
1,000 4.000%, 8/15/55 8/31 at 100.00 BBB+ 862,310
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%,
12/01/44
12/22 at 102.00 N/R 1,794,360
16,025 Total Long-Term Care 14,442,027
Tax Obligation/General - 1.5%
2,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 N/R 1,698,420
Tax Obligation/Limited - 25.8%
Ashwaubenon Community Development Authority,
Wisconsin, Lease Revenue Bonds, Brown County Expo
Center Project, Series 2019:
1,790 4.000%, 6/01/36 (4) 6/29 at 100.00 AA 1,838,455
3,500 3.000%, 6/01/44 6/29 at 100.00 AA 2,829,750
10,000 0.000%, 6/01/49 6/29 at 47.10 AA 2,874,000
Brookfield Community Development and Redevelopment
Authority, Wisconsin, Community Development Revenue
Bonds, Series 2015A:
1,340 3.550%, 6/01/34 6/25 at 100.00 A3 1,340,590
1,530 3.600%, 6/01/35 6/25 at 100.00 A3 1,530,734
1,250 Kaukauna Redevelopment Authority, Outagamie and Calumet Counties,
Wisconsin, Redevelopment Lease Revenue Bonds, Series 2015, 4.125%,
6/01/40
6/25 at 100.00 A+ 1,255,125
675 Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I LLC
Project Revenue Bonds, Series 2008, 5.125%, 6/01/29, (AMT)
10/22 at 100.00 A2 676,283
Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2016A:
800 5.000%, 11/15/30 11/26 at 100.00 A+ 870,024
500 5.000%, 11/15/31 11/26 at 100.00 A+ 543,560
550 5.000%, 11/15/32 11/26 at 100.00 A+ 597,459
Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2017:
145 5.000%, 11/15/22 No Opt. Call A+ 145,761
630 5.000%, 11/15/28 11/26 at 100.00 A+ 688,023
500 5.000%, 11/15/34 11/26 at 100.00 A+ 541,905
1,000 5.000%, 11/15/35 11/26 at 100.00 A+ 1,082,160
500 5.000%, 11/15/36 11/26 at 100.00 A+ 540,260
Puerto Rico Highway and Transportation Authority, Highway
Revenue Bonds, Series 2007N:
535 5.250%, 7/01/32 - NPFG Insured No Opt. Call Baa2 543,335
435 5.250%, 7/01/33 - NPFG Insured No Opt. Call Baa2 440,834
1,000 5.250%, 7/01/36 - AGC Insured No Opt. Call AA 1,014,980
500 Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 -
AGM Insured
10/22 at 100.00 AA 507,300

Nuveen Wisconsin Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 2,085 Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue
Refunding Bonds, Series 1998A, 5.500%, 12/15/26 - NPFG Insured
No Opt. Call Aa3 $ 2,261,912
Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006:
120 5.000%, 10/01/25 - NPFG Insured 10/22 at 100.00 Baa2 121,947
125 5.000%, 10/01/28 - FGIC Insured 10/22 at 100.00 Baa2 127,054
Wisconsin Center District, Appropriation Revenue Bonds,
Milwaukee Arena Project, Series 2016:
390 5.000%, 12/15/27 6/26 at 100.00 Aa3 425,088
1,000 5.000%, 12/15/30 6/26 at 100.00 Aa3 1,083,940
500 5.000%, 12/15/31 6/26 at 100.00 Aa3 541,970
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999:
1,125 5.250%, 12/15/23 No Opt. Call AA 1,148,322
675 5.250%, 12/15/27 No Opt. Call AA 738,362
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Senior Series 2003A:
2,035 0.000%, 12/15/28 - AGM Insured No Opt. Call AA 1,652,298
1,945 0.000%, 12/15/31 No Opt. Call AA 1,386,552
37,180 Total Tax Obligation/Limited 29,347,983
U.S. Guaranteed - 4.2% (5)
1,000 Neenah Community Development Authority, Wisconsin, Lease Revenue
Bonds, Refunding Series 2013, 4.100%, 12/01/27, (Pre-refunded
12/01/23)
12/23 at 100.00 A2 1,019,960
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999:
190 5.250%, 12/15/27, (ETM) No Opt. Call AA 207,997
500 Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding
Junior Series 2013A, 5.000%, 12/15/29, (Pre-refunded 12/15/22)
12/22 at 100.00 Baa1 503,785
810 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Beaver Dam Community Hospitals Inc, Series 2013A, 5.250%, 8/15/34,
(Pre-refunded 8/15/23)
8/23 at 100.00 N/R 831,141
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series
2017A, 5.000%, 9/01/36, (Pre-refunded 9/01/27)
9/27 at 100.00 N/R 554,505
10 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%, 2/15/30,
(Pre-refunded 8/15/25)
8/25 at 100.00 N/R 10,700
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Three Pillars Senior Living
Communities, Refunding Series 2013:
1,520 5.000%, 8/15/43, (Pre-refunded 8/15/23) 8/23 at 100.00 BBB+ 1,557,559
130 5.000%, 8/15/43, (Pre-refunded 8/15/23) 8/23 at 100.00 A 133,212
4,660 Total U.S. Guaranteed 4,818,859
Utilities - 4.2%
995 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (6)
No Opt. Call N/R 1,244
125 Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34 10/22 at 100.00 BBB 125,252
860 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/23
No Opt. Call N/R 1,075
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (6)
No Opt. Call N/R 1,250
265 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (6)
No Opt. Call N/R 331
575 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 5.000%, 7/01/30 - AGM Insured
10/22 at 100.00 AA 585,960

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 580 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 5.250%, 7/01/23 - NPFG Insured
No Opt. Call Baa2 $ 583,399
790 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2005RR, 5.000%, 7/01/28 - AGC Insured
10/22 at 100.00 AA 805,057
305 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007UU, 5.000%, 7/01/24 - AGM Insured
10/22 at 100.00 AA 309,575
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007VV:
675 5.250%, 7/01/24 No Opt. Call Baa2 683,579
130 5.250%, 7/01/26 - NPFG Insured No Opt. Call Baa2 132,859
185 5.250%, 7/01/31 - AGM Insured No Opt. Call AA 187,736
250 5.250%, 7/01/35 - NPFG Insured No Opt. Call Baa2 252,565
1,200 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Refunding Series 2007A, 5.000%, 7/01/25
10/22 at 100.00 CCC 1,158,060
7,935 Total Utilities 4,827,942
$ 130,960 Total Municipal Bonds (cost $124,203,457) 115,895,532
Shares Description (1) Value
COMMON STOCKS - 6.8%
Independent Power and Renewable Electricity Producers - 6.8%
100,944 Energy Harbor Corp (7),(8),(9) $ 7,722,216
Total Common Stocks (cost $2,869,331) 7,722,216
Total Long-Term Investments (cost $127,072,788) 123,617,748
Floating Rate Obligations - (7.0)%   (8,020,000)
Other Assets Less Liabilities - -1.6% (1,804,409)
Net Assets - 100% $ 113,793,339
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 115,895,532 $ – $ 115,895,532
Common Stocks – 7,722,216 – 7,722,216
Total
$ – $ 123,617,748 $ – $ 123,617,748

Nuveen Wisconsin Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) For fair value measurement disclosure purposes, investment classified as Level 2.
(8) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Ohio Air
Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergyGeneration Corporation Project, Series 2009A,
5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refund-
ing Series 2006A, 3.750%, 12/01/23, and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,
Shippingport Project, First Energy Guarantor, Series2005A, 3.750%, 12/01/40.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Ohio Municipal Bond Fund
Portfolio of Investments August 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.8%
X 610,903,663 MUNICIPAL BONDS - 94.7%
X 610,903,663
Consumer Discretionary - 0.7%
Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention
Center Hotel Expansion Project, Series 2019:
$ 1,350 5.000%, 12/01/44 12/29 at 100.00 BBB- $ 1,359,990
3,160 5.000%, 12/01/51 12/29 at 100.00 BBB- 3,161,074
4,510 Total Consumer Discretionary 4,521,064
Consumer Staples - 3.0%
20,690 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R 2,504,524
1,460 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+ 1,308,613
16,145 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 15,377,628
38,295 Total Consumer Staples 19,190,765
Education and Civic Organizations - 12.6%
705 Allen County Port Authority Economic Development, Ohio, Revenue
Bonds,  University of Northwestern, Refunding Series 2021A, 4.000%,
12/01/31
6/31 at 100.00 BBB- 692,916
2,065 Bowling Green State University, Ohio, General Receipts Bonds, Series
2016A, 5.000%, 6/01/34
12/25 at 100.00 A+ 2,167,011
Hamilton County, Ohio, Economic Development Revenue
Bonds, King Highland Community Urban Redevelopment
Corporation - University of Cincinnati, Lessee Project,
Refunding Series 2015:
1,320 5.000%, 6/01/32 - BAM Insured 6/25 at 100.00 AA 1,393,550
2,680 5.000%, 6/01/35 - BAM Insured 6/25 at 100.00 AA 2,820,620
Lake County Community College District, Ohio, General
Receipts Revenue Bonds, Lakeland Community College,
Refunding Series 2019:
2,770 5.000%, 10/01/32 10/29 at 100.00 Aa2 3,129,906
2,055 4.000%, 10/01/34 10/29 at 100.00 Aa2 2,161,572
2,465 Miami University of Ohio, General Receipts Bonds, Refunding Series 2014,
5.000%, 9/01/30
9/24 at 100.00 AA 2,568,308
880 Miami University of Ohio, General Receipts Bonds, Refunding Series 2017,
5.000%, 9/01/35
9/26 at 100.00 AA 939,479
3,695 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/41
9/26 at 100.00 AA 3,914,816
2,420 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2020A, 4.000%, 9/01/40
9/30 at 100.00 N/R 2,376,367
Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2021A:
530 5.000%, 9/01/30 No Opt. Call N/R 611,413
685 5.000%, 9/01/36 9/31 at 100.00 AA 771,701
Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021A:
100 5.000%, 12/01/26 No Opt. Call Baa2 106,769
125 5.000%, 12/01/28 No Opt. Call Baa2 135,804
150 5.000%, 12/01/30 No Opt. Call Baa2 163,837

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B:
$ 700 4.000%, 12/01/35 - BAM Insured 12/30 at 100.00 AA $ 686,231
740 4.000%, 12/01/37 - BAM Insured 12/30 at 100.00 AA 714,626
570 4.000%, 12/01/38 - BAM Insured 12/30 at 100.00 AA 544,869
600 4.000%, 12/01/39 - BAM Insured 12/30 at 100.00 AA 567,984
610 4.000%, 12/01/40 - BAM Insured 12/30 at 100.00 AA 573,662
1,260 4.000%, 12/01/41 - BAM Insured 12/30 at 100.00 N/R 1,177,142
1,330 Northeast Ohio Medical University, General Receipts Bonds, Series 2022,
5.000%, 12/01/41 - BAM Insured , (WI/DD, Settling 9/07/22)
12/32 at 100.00 N/R 1,405,823
Ohio Higher Education Facilities Commission, Revenue
Bonds, Denison University Project, Series 2017A:
2,100 5.000%, 11/01/42 5/27 at 100.00 AA 2,224,866
1,500 5.250%, 11/01/46 5/27 at 100.00 AA 1,597,950
1,250 Ohio Higher Educational Facilities Commission, Revenue Bonds,
University of Dayton, Tender Option Bond Trust 2016-XG0069, 12.575%,
12/01/43, 144A, (IF) (4)
12/22 at 100.00 A+ 1,282,088
Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll
University 2022 Project, Series 2022:
3,750 4.000%, 10/01/42 10/31 at 100.00 N/R 3,414,600
3,750 4.000%, 10/01/47 10/31 at 100.00 N/R 3,313,762
3,410 Ohio Higher Educational Facility Commission, Revenue Bonds, Case
Western Reserve University Project, Refunding Series 2021A, 4.000%,
12/01/44
12/31 at 100.00 N/R 3,237,659
2,500 Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon
College, Series 2015, 5.000%, 7/01/41
7/25 at 100.00 A 2,556,425
1,505 Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon
College, Series 2017, 5.000%, 7/01/42
7/27 at 100.00 A 1,558,232
1,000 Ohio Higher Educational Facility Commission, Revenue Bonds, Otterbein
University 2022 Project, Series 2022A, 4.000%, 12/01/46
12/31 at 100.00 N/R 892,510
Ohio Higher Educational Facility Commission, Revenue
Bonds, University of Dayton Project, Series 2020:
1,000 5.000%, 2/01/35 2/30 at 100.00 A+ 1,090,040
900 4.000%, 2/01/36 2/30 at 100.00 A+ 874,476
485 4.000%, 2/01/39 2/30 at 100.00 A+ 456,788
1,405 Ohio State University, General Receipts Bonds, Multiyear Debt Issuance
Program II, Green Series 2021A, 4.000%, 12/01/38
12/31 at 100.00 N/R 1,428,688
2,000 Ohio State University, General Receipts Bonds, Multiyear Debt Issuance
Program, Series 2020A, 5.000%, 12/01/29
No Opt. Call Aa1 2,303,200
Ohio State University, General Receipts Bonds, Series
2014A:
4,820 5.000%, 12/01/34 12/24 at 100.00 Aa1 5,020,367
5,000 5.000%, 12/01/39 12/24 at 100.00 Aa1 5,194,600
Shawnee State University, Ohio, General Receipts Bonds,
Series 2016:
1,120 5.000%, 6/01/28 - BAM Insured 6/26 at 100.00 AA 1,203,989
1,180 5.000%, 6/01/29 - BAM Insured 6/26 at 100.00 AA 1,266,317
1,000 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 N/R 1,014,530
University of Akron, Ohio, General Receipts Bonds, Series
2021A:
3,230 5.000%, 1/01/31 - BAM Insured No Opt. Call N/R 3,685,301
1,780 5.000%, 1/01/33 - BAM Insured No Opt. Call N/R 2,039,346
3,000 University of Cincinnati, Ohio, General Receipts Bonds, Series 2016C,
5.000%, 6/01/46
6/26 at 100.00 AA- 3,126,210
1,000 Wright State University, Ohio, General Receipts Bonds, Refunding Series
2021A, 5.000%, 5/01/31 - BAM Insured
No Opt. Call AA 1,147,560

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Youngstown State University, Ohio, General Receipts Bonds,
Series 2021:
$ 1,025 4.000%, 12/15/30 - AGM Insured No Opt. Call AA $ 1,110,321
875 4.000%, 12/15/31 - AGM Insured 6/31 at 100.00 AA 946,015
79,040 Total Education and Civic Organizations 81,610,246
Health Care - 8.1%
2,500 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Series 2017A, 5.000%, 8/01/42
2/28 at 100.00 AA- 2,628,925
Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017:
2,600 5.000%, 12/01/37 12/27 at 100.00 A- 2,718,196
1,110 5.000%, 12/01/47 12/27 at 100.00 A- 1,144,354
Cleveland Clinic Health System Obligated Group, Ohio,
Martin County Health Facilities Authority, Hospital
Revenue Bonds, Series 2019B:
5,000 4.000%, 1/01/43 1/29 at 100.00 N/R 4,845,650
6,500 4.000%, 1/01/46 1/29 at 100.00 AA 6,167,525
Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013:
1,600 5.000%, 6/15/43 6/23 at 100.00 Ba2 1,565,968
495 5.250%, 6/15/43 6/23 at 100.00 Ba2 485,902
2,255 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series
2017A, 5.000%, 12/01/47
12/27 at 100.00 AA- 2,382,205
1,000 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series
2017OH, 4.000%, 12/01/46
6/27 at 100.00 AA- 934,890
Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
Cincinnati Children's Hospital Medical Center, Series
2019CC:
600 5.000%, 11/15/41 No Opt. Call AA 684,684
3,000 5.000%, 11/15/49 No Opt. Call AA 3,411,840
2,230 Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health
Network Obligated Group Project, Refunding Improvement Series 2019,
5.000%, 8/01/39
8/28 at 100.00 A+ 2,339,649
Muskingum County, Ohio, Hospital Facilities Revenue
Bonds, Genesis HealthCare System Obligated Group
Project, Series 2013:
2,000 5.000%, 2/15/44 2/23 at 100.00 BB+ 1,941,980
3,000 5.000%, 2/15/48 2/23 at 100.00 BB+ 2,849,730
Ohio State, Hospital Revenue Bonds, Cleveland Clinic
Health System Obligated Group, Refunding Series 2017A:
1,155 5.000%, 1/01/30 1/28 at 100.00 AA 1,281,796
2,755 5.000%, 1/01/33 1/28 at 100.00 AA 3,019,921
1,425 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System
Obligated Group, Refunding Series 2021B, 5.000%, 1/01/34
1/32 at 100.00 N/R 1,612,644
Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Series 2013A:
1,475 5.000%, 1/15/28 1/23 at 100.00 A 1,484,632
4,390 5.000%, 1/15/29 1/23 at 100.00 A 4,417,393
Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Series 2020A:
2,280 4.000%, 1/15/50 1/30 at 100.00 A 2,097,007
2,725 5.000%, 1/15/50 1/30 at 100.00 A 2,847,135
1,630 Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio
Medical Center, Refunding Series 2016, 5.000%, 2/15/32
2/26 at 100.00 A3 1,693,260
51,725 Total Health Care 52,555,286

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily - 0.8%
$ 5,000 Columbus Metropolitan Housing Authority, Ohio, General Revenue
Bonds, Series 2021, 4.000%, 8/01/36
8/31 at 100.00 A+ $ 5,053,900
Tax Obligation/General - 20.5%
3,150 Apollo Career Center Joint Vocational School District, Allen, Auglaize,
Hardin, Hancock, Putnam & Van Wert Counties, Ohio, General
Obligation Bonds, Various Purpose School Improvement Series 2017,
5.000%, 12/01/41
12/27 at 100.00 Aa2 3,398,315
1,180 Canal Winchester Local School District, Franklin and Fairfield Counties,
Ohio, General Obligation Bonds, Series 2005B, 0.000%, 12/01/33 -
NPFG Insured
No Opt. Call Aa3 783,921
380 Cincinnati City School District, Hamilton County, Ohio, General Obligation
Bonds, Refunding Classroom Facilities Construction & Improvement
Series 2006, 5.250%, 12/01/27 - FGIC Insured
No Opt. Call Aa2 430,711
1,000 Columbus City School District, Franklin County, Ohio, General Obligation
Bonds, Refunding Series 2006, 0.000%, 12/01/28 - AGM Insured
No Opt. Call AA 824,690
3,110 Columbus City School District, Franklin County, Ohio, General Obligation
Bonds, Refunding Various Purpose Series 2016B, 5.000%, 12/01/33
6/26 at 100.00 AA 3,344,370
5,530 Columbus, Ohio, General Obligation Bonds, Refunding Various Purpose
Series 2017-1, 5.000%, 4/01/29
10/27 at 100.00 AAA 6,168,826
5,000 Columbus, Ohio, General Obligation Bonds, Series 2015A, 5.000%,
7/01/25
No Opt. Call AAA 5,355,600
5,000 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 4/01/29
10/28 at 100.00 AAA 5,704,150
Columbus, Ohio, General Obligation Bonds, Various
Purpose Series 2021A:
1,360 5.000%, 4/01/34 10/30 at 100.00 AAA 1,557,907
5,175 5.000%, 4/01/36 10/30 at 100.00 N/R 5,855,150
1,900 5.000%, 4/01/40 10/30 at 100.00 N/R 2,113,047
1,325 5.000%, 4/01/41 10/30 at 100.00 N/R 1,470,247
490 Cuyahoga County, Ohio, General Obligation Bonds, Refunding & Capital
Improvement Series 2020A, 4.000%, 12/01/33
6/30 at 100.00 AA 517,871
530 Dayton Metro Library, Ohio, General Obligation Bonds, Taxable Refunding
Library Improvement Series 2019, 4.000%, 12/01/30
12/29 at 100.00 Aa1 574,637
Dayton, Ohio, General Obligation Bonds, Limited Tax
Refunding & Improvement Series 2020:
850 4.000%, 12/01/31 12/28 at 100.00 AA 912,909
1,205 4.000%, 12/01/32 12/28 at 100.00 AA 1,276,830
5,000 Dublin City School District, Franklin, Delaware and Union Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement Series 2019A, 4.000%, 12/01/44
12/28 at 100.00 AAA 4,922,750
Dublin, Ohio, General Obligation Bonds, Limited Tax Various
Purpose Series 2015:
1,000 5.000%, 12/01/23 No Opt. Call Aaa 1,032,820
450 5.000%, 12/01/24 No Opt. Call Aaa 476,145
2,500 Fairborn City School District, Greene County, Ohio, General Obligation
Bonds, School Facilities Construction & Improvement Series 2021A,
4.000%, 12/01/50
12/30 at 100.00 Aa3 2,381,450
4,225 Franklin County, Ohio, General Obligation Bonds, Refunding Series 2015,
5.000%, 12/01/31
12/25 at 100.00 AAA 4,538,749
2,000 Gahanna-Jefferson City School District, Franklin County, Ohio, General
Obligation Bonds, Construction & Improvement Series 2018, 5.000%,
12/01/48
6/28 at 100.00 Aa3 2,153,460
Graham Local School District, Champaign and Shelby
Counties, Ohio, General Obligation Bonds, School
Improvement Series 2013:
500 0.000%, 12/01/29 No Opt. Call Aa2 392,910
850 0.000%, 12/01/30 No Opt. Call Aa2 639,429
Grandview Heights City School District, Franklin County,
Ohio, General Obligation Bonds, School Facilities
Construction & Improvement Series 2019:
1,980 4.000%, 12/01/51 6/29 at 100.00 AA+ 1,915,848
1,150 5.000%, 12/01/53 6/29 at 100.00 AA+ 1,248,969

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 2,595 Hilliard City School District, Franklin County, Ohio, General Obligation
Bonds, School Improvement Series 2017, 4.000%, 12/01/46
12/26 at 100.00 AA+ $ 2,539,259
1,095 Kenston Local School District, Geauga County, Ohio, General Obligation
Bonds, School improvement Series 2012, 0.000%, 12/01/27
No Opt. Call Aa1 935,239
1,560 Kettering City School District, Montgomery County, Ohio, General
Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 - AGM
Insured
No Opt. Call AA 1,761,661
1,000 Little Miami Local School District, Warren and Clermont Counties, Ohio,
General Obligation Bonds, School Improvement Series 2018A, 5.000%,
11/01/43
11/25 at 100.00 AA 1,046,690
1,000 Mason City School District, Warren and Butler Counties, Ohio, General
Obligation Bonds, Refunding Series 2013A, 0.000%, 12/01/22
No Opt. Call Aa1 993,860
1,000 Maumee City School District, Lucas County, Ohio, General Obligation
Bonds, Capital Appreciation Refunding Series 2012, 0.000%, 12/01/23
No Opt. Call AA- 966,960
500 Medina County, Ohio, General Obligation Bonds, Courthouse Facility
Improvement Limited Tax Series 2021, 4.000%, 12/01/46
6/26 at 100.00 AA+ 488,510
1,600 Medina, Ohio, General Obligation Bonds, Limited Tax Refunding Various
Purpose Series 2021, 4.000%, 12/01/40
12/31 at 100.00 N/R 1,609,664
1,000 Middletown City School District, Butler County, Ohio, General Obligation
Bonds, Refunding Series 2007, 5.250%, 12/01/28 - AGM Insured
No Opt. Call A2 1,135,230
3,805 Oakwood City School District, Montgomery County, Ohio, General
Obligation Bonds, Series 2019, 4.000%, 12/01/48
12/28 at 100.00 N/R 3,644,809
Ohio State, General Obligation Bonds, Common Schools
Series 2017B:
4,500 5.000%, 9/15/27 No Opt. Call AA+ 5,047,740
5,000 5.000%, 9/01/30 No Opt. Call AA+ 5,838,100
Ohio State, General Obligation Bonds, Common Schools
Series 2019A:
4,930 5.000%, 6/15/37 6/29 at 100.00 AA+ 5,451,791
6,500 5.000%, 6/15/38 6/29 at 100.00 N/R 7,149,285
2,000 Ohio State, General Obligation Bonds, Highway Capital Improvement,
Series 2014R, 5.000%, 5/01/29
5/24 at 100.00 AAA 2,081,200
Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2018V:
2,500 5.000%, 5/01/33 5/28 at 100.00 AAA 2,782,350
1,250 5.000%, 5/01/34 5/28 at 100.00 AAA 1,384,987
Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2020W:
1,035 5.000%, 5/01/32 5/30 at 100.00 N/R 1,185,385
1,400 5.000%, 5/01/33 5/30 at 100.00 AAA 1,595,804
800 5.000%, 5/01/34 5/30 at 100.00 AAA 904,872
Ohio State, General Obligation Bonds, Infrastructure
Improvement Refunding Series 2020B:
350 5.000%, 8/01/32 8/28 at 100.00 AA+ 392,084
270 5.000%, 8/01/36 8/28 at 100.00 AA+ 298,968
Ohio State, General Obligation Bonds, Infrastructure
Improvement Series 2020C:
2,300 5.000%, 3/01/38 3/31 at 100.00 AA+ 2,580,117
1,000 5.000%, 3/01/40 3/31 at 100.00 AA+ 1,116,370
3,500 Ohio State, General Obligation Bonds, Refunding Common Schools
Series 2021C, 5.000%, 3/15/32
No Opt. Call N/R 4,135,670
Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, School
Facilities Construction & Improvement Series 2016:
1,000 5.000%, 12/01/38 6/26 at 100.00 AAA 1,065,460
1,875 5.000%, 12/01/41 6/26 at 100.00 AAA 1,991,588
Princeton City School District, Hamilton County, Ohio,
Certificates of Participation, Series 2013:
50 5.000%, 12/01/33 12/22 at 100.00 AA- 50,270
2,380 Southwest Local School District, Hamilton and Butler Counties, Ohio,
General Obligation Bonds, School Improvement Series 2018A, 4.000%,
1/15/55
1/28 at 100.00 Aa2 2,253,503

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 4,000 South-Western City School District, Franklin and Pickaway Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement Series 2019A, 4.000%, 12/01/48
12/29 at 100.00 AA $ 3,831,600
2,400 Sycamore Community School District, Hamilton County, Ohio, General
Obligation Bonds, School Improvement Series 2020, 4.000%, 12/01/45
6/29 at 100.00 AAA 2,353,968
1,200 Toledo, Ohio, General Obligation Bonds, Limited Tax Capital
Improvement Series 2020, 4.000%, 12/01/35
12/30 at 100.00 A2 1,242,624
1,575 Wadsworth City School District, Medina County, Ohio, General Obligation
Bonds, School Improvement Series 2021, 4.000%, 12/01/56
12/26 at 100.00 N/R 1,475,712
1,000 Westerville City School District, Franklin and Delaware Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement Series 2020, 3.000%, 12/01/43
6/29 at 100.00 Aa1 844,620
124,810 Total Tax Obligation/General 132,167,661
Tax Obligation/Limited - 17.2%
Blue Ash, Ohio, Tax Increment Financing Revenue Bonds,
Duke Realty Ohio, Series 2006:
950 5.000%, 12/01/25 10/22 at 100.00 N/R 952,584
1,165 5.000%, 12/01/30 10/22 at 100.00 N/R 1,166,922
1,890 5.000%, 12/01/35 10/22 at 100.00 N/R 1,891,758
2,465 Certificates of Participation (Hillsdale Local School District, Ashland and
Wayne Counties, Ohio, School Facilities Project), Series 2020, 4.000%,
12/01/38 - BAM Insured
6/30 at 100.00 N/R 2,458,566
5,500 Cleveland Public Library, Cuyahoga County, Ohio, Library Facilities Notes,
Series 2019A, 4.000%, 12/01/45
12/29 at 100.00 Aa2 5,113,680
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2017B-2:
1,250 5.000%, 10/01/31 4/28 at 100.00 AA 1,386,775
1,000 5.000%, 10/01/32 4/28 at 100.00 AA 1,105,690
1,000 Columbus Metropolitan Library, Franklin County, Ohio, Special Obligation
Library Fund Facilities Notes, Refunding Series 2020, 4.000%, 12/01/30
No Opt. Call Aa2 1,091,150
500 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 N/R 504,510
1,145 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28,
144A
No Opt. Call N/R 1,159,393
4,000 Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Ballpark Improvement
Project, Series 2022A, 4.000%, 1/01/36
1/31 at 100.00 N/R 4,132,440
Cuyahoga County, Ohio, Sales Tax Revenue Bonds,
Refunding Various Purpose Series 2014:
1,000 5.000%, 12/01/28 12/24 at 100.00 AAA 1,055,180
2,940 Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A,
5.000%, 12/01/38
12/25 at 100.00 Aa1 3,111,226
495 Fairborn City School District, Greene, Clark and Montgomery Counties,
Ohio, Certificates of Participation, School Facilities Project, Series 2021,
4.000%, 12/01/37 - BAM Insured
12/28 at 100.00 AA 502,945
3,560 Franklin County Convention Facilities Authority, Ohio, Lease Appropriation
Bonds, Greater Columbus Convention Center Hotel Expansion Project,
Series 2019, 5.000%, 12/01/46
12/29 at 100.00 AA 3,842,023
Franklin County, Ohio, Sales Tax Revenue Bonds, Various
Purpose Series 2018:
1,000 5.000%, 6/01/37 6/28 at 100.00 AAA 1,097,140
9,500 5.000%, 6/01/43 6/28 at 100.00 AAA 10,308,925
2,695 5.000%, 6/01/48 6/28 at 100.00 AAA 2,925,153
Gahanna-Jefferson City School District, Franklin County,
Ohio, Certificates of Participation, School Facilities Project,
Series 2021:
1,020 4.000%, 12/01/31 - BAM Insured 12/30 at 100.00 AA 1,082,863
1,320 4.000%, 12/01/32 - BAM Insured 12/30 at 100.00 AA 1,394,448

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Great Oaks Career Campuses Board of Education, Brown,
Butler, Clermont, Clinton, Fayette, Greene, Hamilton,
Highland, Madison, Pickaway, Ross and Warren, Ohio,
Certificates of Participation, School Improvement Project,
Series 2021:
$ 1,220 4.000%, 12/01/37 12/29 at 100.00 Aa1 $ 1,262,749
1,425 4.000%, 12/01/41 12/29 at 100.00 Aa1 1,428,078
1,675 Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported
Capital Improvement Bonds, Refunding Series 2014A, 5.000%, 12/01/25
No Opt. Call AAA 1,808,062
2,180 Hamilton County, Ohio, Sales Tax Bonds, Refunding Series 2016A, 5.000%,
12/01/30
12/26 at 100.00 AA- 2,365,387
Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B:
500 0.000%, 12/01/26 - AMBAC Insured No Opt. Call A1 439,160
1,750 0.000%, 12/01/28 - AGM Insured No Opt. Call AA 1,432,602
3,300 0.000%, 12/01/28 - AMBAC Insured No Opt. Call A1 2,693,163
Mayfield City School District, Ohio, Certificates of
Participation, Middle School Project, Series 2009B:
435 0.000%, 9/01/27 No Opt. Call Aa2 373,452
855 0.000%, 9/01/28 No Opt. Call Aa2 707,854
1,100 New Albany Community Authority, Ohio, Community Facilities Revenue
Refunding Bonds, Series 2012C, 5.000%, 10/01/23
10/22 at 100.00 Aa3 1,102,442
1,060 Norwood, Hamilton County, Ohio, Special Obligation Development
Revenue Bonds, Central Parke Project, Series 2017, 6.000%, 12/01/46
6/27 at 100.00 N/R 983,457
Ohio State, Capital Facilities Lease Appropriation Bonds,
Juvenile Correctional Building Fund Projects, Series
2019A:
2,465 5.000%, 4/01/38 4/29 at 100.00 AA 2,707,679
2,485 5.000%, 4/01/39 4/29 at 100.00 AA 2,722,840
1,250 Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult
Correctional Building Fund Projects, Series 2017A, 5.000%, 10/01/36
10/27 at 100.00 AA 1,360,188
2,245 Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult
Correctional Building Fund Projects, Series 2019B, 5.000%, 10/01/31
No Opt. Call AA 2,631,903
1,700 Ohio State, Capital Facilities Lease-Appropriation Bonds, Cultural & Sports
Facilities Building Fund Projects, Series 2021A, 5.000%, 4/01/31
No Opt. Call AA 1,984,733
1,200 Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks &
Recreation Improvement Fund Projects, Series 2017A, 5.000%, 12/01/31
12/27 at 100.00 AA 1,329,300
Ohio State, Capital Facilities Lease-Appropriation Bonds,
Parks & Recreation Improvement Fund Projects, Series
2022A:
1,325 5.000%, 12/01/28 No Opt. Call N/R 1,512,209
1,750 5.000%, 12/01/30 No Opt. Call N/R 2,037,088
1,660 Ohio State, Certificates of Participation, Ohio Attorney General Claims
Fund Project, Series 2021, 4.000%, 9/01/35
9/31 at 100.00 N/R 1,739,414
1,250 Ohio State, Major New State Infrastructure Project Revenue Bonds, Series
2019-1, 5.000%, 12/15/31
No Opt. Call AA 1,468,100
945 Ohio State, Major New State Infrastructure Project Revenue Bonds, Series
2021-1A, 5.000%, 12/15/32
No Opt. Call AA 1,114,061
1,360 Ohio State, Transportation Project Revenue Bonds, Toledo-Lucas
County Port Authority Seaport and Docks Project, State Transportation
Infrastructure GRF Bond Fund, Series 2019-2, 5.000%, 11/15/39, (AMT)
5/27 at 100.00 AA+ 1,468,922
2,095 Pickaway County, Ohio, Sales Tax Special Obligation Bonds, Series 2018,
5.000%, 12/01/44
12/28 at 100.00 AA 2,317,363
2,000 Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio,
Community Facilities Bonds, Series 2015A, 4.000%, 12/01/31 - AGM
Insured
12/25 at 100.00 AA 2,064,260
800 Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50,
144A
12/28 at 100.00 N/R 656,400
495 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development -
Phase 2B Project, Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 N/R 471,864

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 N/R $ 815,380
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
8,320 4.500%, 7/01/34 7/25 at 100.00 N/R 8,385,478
1,257 4.550%, 7/01/40 7/28 at 100.00 N/R 1,256,988
500 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 499,995
265 Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds,
Series 2007A, 5.750%, 12/01/27
10/22 at 100.00 N/R 265,103
Riversouth Authority, Ohio, Riversouth Area Redevelopment
Bonds, Payable from City of Columbus, Ohio Annual
Rental Appropriations, Refunding Series 2012A:
1,400 5.000%, 12/01/23 12/22 at 100.00 AA+ 1,409,254
800 5.000%, 12/01/24 12/22 at 100.00 AA+ 805,248
Riversouth Authority, Ohio, Scioto Peninsula Area
Redevelopment Bonds, Payable from City of Columbus,
Ohio Annual Rental Appropriations, Series 2016:
1,000 5.000%, 12/01/28 12/25 at 100.00 AA+ 1,076,840
1,000 5.000%, 12/01/29 12/25 at 100.00 AA+ 1,074,580
2,955 Shaker Heights Public Library, Ohio, Certificates of Participation, Series
2019, 4.000%, 12/01/44
12/24 at 100.00 Aa2 2,896,491
Triway Local School District, Ohio, Certificates of
Participation, Series 2021:
2,395 4.000%, 12/01/41 - BAM Insured 12/28 at 100.00 N/R 2,355,531
1,460 4.000%, 12/01/42 - BAM Insured 12/28 at 100.00 N/R 1,429,661
107,272 Total Tax Obligation/Limited 110,736,650
Transportation - 4.1%
750 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3 763,830
Ohio State, Private Activity Bonds, Portsmouth Gateway
Group, LLC - Borrower, Portsmouth Bypass Project, Series
2015:
3,500 5.000%, 12/31/35 - AGM Insured, (AMT) 6/25 at 100.00 AA 3,628,975
5,245 5.000%, 12/31/39 - AGM Insured, (AMT) 6/25 at 100.00 AA 5,415,462
7,725 5.000%, 6/30/53, (AMT) 6/25 at 100.00 A3 7,812,602
7,525 Ohio State, Revenue Bonds, Ohio Turnpike Commission, Refunding Series
1998A, 5.500%, 2/15/24 - FGIC Insured
No Opt. Call Aa2 7,746,386
1,000 Ohio Turnpike Commission, Turnpike Revenue Bonds, Refunding Series
2017A, 5.000%, 2/15/30
2/27 at 100.00 Aa2 1,095,410
25,745 Total Transportation 26,462,665
U.S. Guaranteed - 10.9% (5)
4,310 Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, 5.000%,
12/01/41, (Pre-refunded 12/01/26)
12/26 at 100.00 AAA 4,760,093
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2013A-2:
990 5.000%, 10/01/27, (Pre-refunded 10/01/23) 10/23 at 100.00 AA 1,018,086
1,150 5.000%, 10/01/30, (Pre-refunded 10/01/23) 10/23 at 100.00 AA 1,182,626
1,205 5.000%, 10/01/31, (Pre-refunded 10/01/23) 10/23 at 100.00 AA 1,239,186
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2015A-2:
2,245 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+ 2,308,691
755 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R 774,781

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
Cuyahoga County, Ohio, Sales Tax Revenue Bonds,
Refunding Various Purpose Series 2014:
$ 1,810 5.000%, 12/01/32, (Pre-refunded 12/01/24) 12/24 at 100.00 AAA $ 1,913,532
1,585 5.000%, 12/01/33, (Pre-refunded 12/01/24) 12/24 at 100.00 AAA 1,675,662
1,385 5.000%, 12/01/34, (Pre-refunded 12/01/24) 12/24 at 100.00 AAA 1,464,222
1,055 5.000%, 12/01/35, (Pre-refunded 12/01/24) 12/24 at 100.00 AAA 1,115,346
10,345 Franklin County Convention Facilities Authority, Ohio, Excise Tax and
Lease Revenue Bonds, Columbus City & Franklin County Lessees,
Refunding Anticipation Series 2014, 5.000%, 12/01/35, (Pre-refunded
12/01/24)
12/24 at 100.00 Aa1 10,936,734
1,000 Gallia County Local School District, Gallia and Jackson Counties, Ohio,
General Obligation Bonds, Refunding School Improvement Series 2014,
5.000%, 11/01/32, (Pre-refunded 11/01/24)
11/24 at 100.00 Aa2 1,055,160
Greater Cleveland Regional Transit Authority, Ohio, Sales
Tax Supported Capital Improvement Bonds, Refunding
Series 2015:
1,050 5.000%, 12/01/32, (Pre-refunded 12/01/25) 12/25 at 100.00 AAA 1,135,459
1,105 5.000%, 12/01/33, (Pre-refunded 12/01/25) 12/25 at 100.00 AAA 1,194,936
5,700 JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38, (Pre-refunded
1/01/23)
1/23 at 100.00 AA+ 5,750,445
Northeast Ohio Regional Sewer District, Wastewater
Improvement Revenue Bonds, Series 2013:
8,500 5.000%, 11/15/38, (Pre-refunded 5/15/23) 5/23 at 100.00 AA+ 8,657,080
3,125 Northeast Ohio Regional Sewer District, Wastewater Improvement
Revenue Bonds, Tender Option Bond Trust 2015-XF0225, 13.548%,
11/15/22, 144A, (IF) (4)
No Opt. Call AA+ 3,356,063
1,630 Northwest Local School District, Hamilton and Butler Counties, Ohio,
General Obligation Bonds, School Improvement Series 2015, 5.000%,
12/01/40, (Pre-refunded 12/01/23)
12/23 at 100.00 Aa2 1,682,078
Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructure Commission Infrastructure Projects, Junior
Lien, Current Interest Series 2013A-1:
2,450 5.250%, 2/15/39, (Pre-refunded 2/15/23) 2/23 at 100.00 Aa3 2,479,571
1,500 5.000%, 2/15/48, (Pre-refunded 2/15/23) 2/23 at 100.00 Aa3 1,516,425
Princeton City School District, Hamilton County, Ohio,
Certificates of Participation, Series 2013:
560 5.000%, 12/01/33, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R 563,590
1,305 5.000%, 12/01/42, (Pre-refunded 12/01/22) 12/22 at 100.00 AA- 1,313,861
1,000 Upper Arlington City School District, Franklin County, Ohio, General
Obligation Bonds, School Facilities & Improvement Series 2018A,
5.000%, 12/01/48, (Pre-refunded 12/01/27)
12/27 at 100.00 AAA 1,126,480
2,275 Willoughby-Eastlake City School District, Ohio, General Obligation Bonds,
School Improvement Series 2016, 5.000%, 12/01/46, (Pre-refunded
12/01/25)
12/25 at 100.00 A2 2,456,477
Wood County, Ohio, Hospital Facilities Revenue Bonds,
Wood County Hospital Project, Refunding and
Improvement Series 2012:
1,280 5.000%, 12/01/37, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R 1,288,691
2,545 5.000%, 12/01/37, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R 2,562,281
1,875 5.000%, 12/01/42, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R 1,887,731
3,735 5.000%, 12/01/42, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R 3,760,361
67,470 Total U.S. Guaranteed 70,175,648
Utilities - 16.8%
1,750 American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Refunding Series 2020A, 5.000%, 2/15/28
No Opt. Call A1 1,952,965
1,500 American Municipal Power Ohio Inc., Prairie State Energy Campus Project
Revenue Bonds, Series 2015A, 5.000%, 2/15/42
2/24 at 100.00 A1 1,529,400
6,500 American Municipal Power, Inc., Ohio, Greenup Hydroelectric Project
Revenue Bonds, Refunding Series 2016A, 5.000%, 2/15/41
2/26 at 100.00 A1 6,812,000
1,665 American Municipal Power, Inc., Ohio, Solar Electricity Prepayment Project
Revenue Bonds, Green Bonds Series 2019A, 5.000%, 2/15/44
2/29 at 100.00 A 1,774,790

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
American Municipal Power, Inc., Ohio, Solar Electricity
Prepayment Project Revenue Bonds, Green Bonds Series
2020A:
$ 250 4.000%, 2/15/40 2/29 at 100.00 A $ 241,017
1,200 4.000%, 2/15/44 2/29 at 100.00 A 1,108,176
905 Butler County, Ohio, Sewer System Revenue Bonds, Refunding Series
2005, 5.000%, 12/01/23 - AGM Insured
No Opt. Call Aa2 921,335
Cleveland, Ohio, Public Power System Revenue Bonds,
Refunding Series 2020A:
1,000 4.000%, 11/15/37 - AGM Insured 11/29 at 100.00 N/R 1,004,560
2,000 4.000%, 11/15/38 - AGM Insured 11/29 at 100.00 AA 1,997,380
2,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-1,
0.000%, 11/15/33 - NPFG Insured
No Opt. Call A- 1,310,900
Cleveland, Ohio, Public Power System Revenue Bonds,
Series 2008B-2:
4,740 0.000%, 11/15/34 - NPFG Insured No Opt. Call A- 2,952,641
7,500 0.000%, 11/15/38 - NPFG Insured No Opt. Call A- 3,748,650
1,315 Cleveland, Ohio, Public Power System Revenue Refunding Bonds, Series
2018, 5.000%, 11/15/37 - AGM Insured
5/28 at 100.00 AA 1,436,808
2,300 Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series
2014, 5.000%, 6/01/25
12/24 at 100.00 AA+ 2,430,525
Columbus, Ohio, Sewerage System Revenue Bonds,
Refunding Series 2015:
5,000 5.000%, 6/01/30 6/26 at 100.00 AA+ 5,415,650
6,750 5.000%, 6/01/32 6/26 at 100.00 AA+ 7,268,603
1,200 Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan
Sewer District of Greater Cincinnati, Refunding Series 2020A, 5.000%,
12/01/34
12/30 at 100.00 N/R 1,364,892
Hamilton, Ohio, Electric System Revenue Bonds, Refunding
& Improvement Series 2019:
865 4.000%, 10/01/37 - BAM Insured 10/29 at 100.00 AA 880,639
1,000 4.000%, 10/01/38 - BAM Insured 10/29 at 100.00 AA 1,007,940
1,015 4.000%, 10/01/39 - BAM Insured 10/29 at 100.00 AA 1,020,380
1,100 Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019,
5.000%, 8/01/49, (Mandatory Put 2/01/25)
11/24 at 100.68 Aa2 1,151,546
1,000 Marysville, Ohio, Water System Mortgage Revenue Bonds, Refunding
Series 2016, 4.000%, 12/01/38
12/25 at 100.00 Aa3 1,005,190
5,570 Northeast Ohio Regional Sewer District, Wastewater Improvement
Revenue Bonds, Refunding & Improvement Series 2017, 5.000%,
11/15/33
5/28 at 100.00 AA+ 6,153,792
820 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/23
No Opt. Call N/R 1,025
10,025 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (6)
No Opt. Call N/R 12,531
Ohio Water Development Authority, Revenue Bonds,
Drinking Water Assistance Fund, Refunding Series 2019B:
1,560 5.000%, 12/01/29 No Opt. Call AAA 1,808,742
1,170 5.000%, 6/01/30 No Opt. Call AAA 1,363,986
1,100 5.000%, 12/01/30 No Opt. Call AAA 1,289,299
Ohio Water Development Authority, Revenue Bonds,
Drinking Water Assistance Fund, Series 2016:
2,975 5.000%, 6/01/29 12/26 at 100.00 AAA 3,267,978
1,900 5.000%, 12/01/36 12/26 at 100.00 AAA 2,053,672
Ohio Water Development Authority, Revenue Bonds, Fresh
Water Development, Series 2019:
1,775 5.000%, 12/01/39 12/29 at 100.00 AAA 1,957,665
3,065 5.000%, 6/01/44 12/29 at 100.00 AAA 3,349,432
3,000 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2021, 5.000%, 6/01/46
12/31 at 100.00 N/R 3,320,010
1,500 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Kestrel Verifiers, Green Series 2021A, 4.000%, 12/01/39
12/31 at 100.00 N/R 1,525,965

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 1,010 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/22
No Opt. Call AAA $ 1,016,929
12,500 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Refunding Series 2019B, 5.000%, 12/01/44
12/29 at 100.00 N/R 13,643,375
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2015A, 5.000%, 6/01/26
No Opt. Call AAA 5,464,250
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2017A, 5.000%, 12/01/31
6/27 at 100.00 AAA 5,510,500
3,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2020A, 5.000%, 12/01/50
6/30 at 100.00 AAA 3,263,940
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2020B, 4.000%, 12/01/38
12/30 at 100.00 AAA 5,090,700
118,525 Total Utilities 108,429,778
$ 622,392 Total Municipal Bonds (cost $631,139,771) 610,903,663
Shares Description (1) Value
X 26,823,501 COMMON STOCKS - 4.1%
X 26,823,501
Independent Power and Renewable Electricity Producers - 4.1%
$ 350,634 Energy Harbor Corp (7),(8),(9) $ 26,823,501
Total Common Stocks (cost $9,249,818) 26,823,501
Total Long-Term Investments (cost $640,389,589) 637,727,164
Other Assets Less Liabilities - 1.2% 7,490,757
Net Assets - 100% $ 645,217,921
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 610,903,663 $ – $ 610,903,663
Common Stocks – 26,823,501 – 26,823,501
Total
$ – $ 637,727,164 $ – $ 637,727,164

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) For fair value measurement disclosure purposes, investment classified as Level 2.
(8) Common Stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality Development Authority, Ohio,
Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 and Ohio Air Quality
Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
WI/DD Purchased on a when-issued or delayed delivery basis.